UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
January 31*
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

*	Certain series of the Registrant recently changed fiscal year end from October 31 to January 31.

Item 1. Reports to Stockholders

Eaton Vance Parametric Structured International Equity Fund Annual Report January 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report January 31, 2012
Eaton Vance
Parametric Structured International Equity Fund
Table of Contents

Management’s Discussion of Fund Performance	2
Performance	3
Fund Profile	4
Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	7
Report of Independent Registered Public Accounting Firm	25
Federal Tax Information	26
Management and Organization	27
Important Notices	29

Eaton Vance
Parametric Structured International Equity Fund
January 31, 2012
Management’s Discussion of Fund Performance1

Economic and Market Conditions
Extreme market volatility and widespread uncertainty about the global economy characterized the 12 months ending January 31, 2012. The period was also replete with dramatic headline events. Early in the year, global equity markets generated solid gains as corporate profitability benefited from improvements in the U.S. economy and continued expansion worldwide. Global equity markets began to falter in late winter, however, generating flat-to-modest returns. That is when data suggested that both the U.S. and global economies were beginning to retrench.
During summer and early autumn, global equity markets generally suffered broad-based declines as financial distress in the eurozone deepened and worldwide economic activity decelerated. European equities—led by major declines in bank stocks prices—performed particularly poorly. In January of 2012, however, global equity markets returned to positive territory, with some markets posting double-digit returns for the month.
The European sovereign debt crisis and the possibility of a default by Greece loomed over equity markets throughout the year, compelling many investors to focus on higher-quality and lower-volatility stocks and distance themselves from financials and highly-leveraged stocks. At the country level, stocks in larger countries tended to fare somewhat better than those in smaller countries. Economic sector results were mixed amid continued market volatility. January 2012 generally brought better news. Commodity prices surged during the month, coming off of steep declines late in 2011, as buyers gained confidence that Europe’s debt problems would not spin out of control. Manufacturing gauges around the globe also firmed up in January, and the eurozone private sector expanded for the first time in four months.
Fund Performance
For the fiscal year ending January 31, 2012, Eaton Vance Parametric Structured International Equity Fund’s (the Fund) Class A shares at net asset value (NAV) had a total return of -8.11%. By comparison, the Fund’s benchmark, the MSCI Europe, Australasia, Far East (MSCI EAFE) Index2 (the Index) had a total return of -9.59% during the period.
The Fund’s underweight to the highest-volatility stocks and highly leveraged stocks provided a positive contribution to returns relative to the Index, as did its underweight to bank and financial stocks. Part of the Fund’s strategy is to seek to maintain a diverse country exposure by underweighting investments to the largest countries relative to the market. This detracted from performance over the 12-month period because stocks in smaller countries tended to be more sensitive to the debt crisis in Europe. At the end of January 2012, the Fund’s most significant country allocations were to the U.K. and Japan. In terms of sector weightings relative to the Index, the Fund’s largest overweights were to telecommunication services and health care, while its most significant underweights were to financials and materials.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Parametric Structured International Equity Fund
January 31, 2012
Performance2,3

Portfolio Managers David Stein, Ph.D; Thomas Seto, each of Parametric Portfolio Associates LLC

			Since
% Average Annual Total Returns	Inception Date	One Year	Inception

Class A at NAV	4/1/2010	-8.11%	0.78%
Class A at 5.75% Maximum Sales Charge	—	-13.40	-2.42
Class C at NAV	4/1/2010	-8.71	0.07
Class C at 1% Maximum Sales Charge	—	-9.61	0.07
Class I at NAV	4/1/2010	-7.76	1.06
MSCI EAFE Index	4/1/2010	-9.59%	-0.62%

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I

Gross	2.22%	2.97%	1.97%
Net	1.50	2.25	1.25
Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
Growth of $250,000	Period Beginning	At NAV	Sales Charge

Class A	4/1/10	$253,590	$239,010

Class C	4/1/10	$250,340	N.A.

Growth of $10,000

Class A	4/1/10	$10,144	$9,560

Class C	4/1/10	$10,014	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance
Parametric Structured International Equity Fund
January 31, 2012
Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

SAP AG	1.4%
ENI SpA	1.4
Nestle SA	1.4
Royal Dutch Shell PLC, Class A	1.3
Novartis AG	1.3
Commonwealth Bank of Australia	1.3
Telefonica SA	1.2
Statoil ASA	1.2
Novo Nordisk A/S, Class B	1.1
Roche Holding AG PC	1.1

Total	12.7%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance
Parametric Structured International Equity Fund
January 31, 2012
Endnotes and Additional Disclosures

[1]	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as forward looking statements. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/12. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 – January 31, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(8/1/11)	(1/31/12)	(8/1/11 – 1/31/12)		Ratio

Actual
Class A	$1,000.00	$903.20	$7.20	**	1.50%
Class C	$1,000.00	$899.70	$10.77	**	2.25%
Class I	$1,000.00	$905.00	$6.00	**	1.25%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.63	**	1.50%
Class C	$1,000.00	$1,013.90	$11.42	**	2.25%
Class I	$1,000.00	$1,018.90	$6.36	**	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2011.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Portfolio of Investments

Common Stocks — 99.5%

Security	Shares	Value

Australia — 7.1%

AGL Energy, Ltd.	10,720	$165,976
Amcor, Ltd.	38,389	286,855
Australia and New Zealand Banking Group, Ltd.	2,615	59,479
BHP Billiton, Ltd.	5,884	233,055
CFS Retail Property Trust	43,132	78,595
Commonwealth Bank of Australia	13,698	736,002
Computershare, Ltd.	8,306	67,410
CSL, Ltd.	2,476	81,694
Harvey Norman Holdings, Ltd.	31,392	68,631
Metcash, Ltd.	31,313	134,239
Newcrest Mining, Ltd.	1,515	54,227
Orica, Ltd.	8,859	232,772
Origin Energy, Ltd.	13,982	204,003
OZ Minerals, Ltd.	10,348	119,785
Qantas Airways, Ltd.(1)	46,443	77,642
Rio Tinto, Ltd.	2,180	159,946
Tabcorp Holdings, Ltd.	11,542	35,657
Tatts Group, Ltd.	15,658	42,179
Telstra Corp., Ltd.	16,489	58,280
Transurban Group	37,219	216,919
Wesfarmers, Ltd.	18,884	607,092
Wesfarmers, Ltd. PPS	2,820	92,166
Westpac Banking Corp.	7,138	160,014
Woolworths, Ltd.	6,414	168,722

		$4,141,340

Austria — 0.7%

Immofinanz AG(1)	25,521	$82,206
OMV AG	5,969	195,871
Telekom Austria AG	3,524	41,119
Verbund AG	961	26,117
Vienna Insurance Group	2,007	86,660

		$431,973

Belgium — 3.0%

Anheuser-Busch InBev NV	10,091	$613,544
Belgacom SA	4,796	149,865
Colruyt SA	2,491	94,350
Delhaize Group SA	5,148	280,650
Groupe Bruxelles Lambert SA	2,622	190,083
Mobistar SA	1,043	52,229
Solvay SA	1,709	169,116
UCB SA	3,109	126,639
Umicore SA	1,111	51,753

		$1,728,229

Denmark — 3.3%

A.P. Moller - Maersk A/S, Class A	19	$133,588
A.P. Moller - Maersk A/S, Class B	32	235,985
Carlsberg A/S, Class B	550	41,924
Coloplast A/S	1,650	243,593
Danske Bank A/S(1)	2,900	42,269
DSV A/S	8,000	163,780
Novo Nordisk A/S, Class B	5,400	641,674
Novozymes A/S, Class B	7,598	214,360
Tryg A/S	1,900	103,353
William Demant Holding A/S(1)	1,050	87,025

		$1,907,551

Finland — 2.7%

Elisa Oyj	5,166	$108,783
Fortum Oyj	3,909	85,957
Kesko Oyj, Class B	2,029	71,713
Kone Oyj, Class B	6,393	348,958
Nokia Oyj	8,047	40,416
Nokian Renkaat Oyj	3,476	124,444
Orion Oyj, Class B	3,780	73,439
Pohjola Bank PLC	6,675	71,268
Sampo Oyj	7,135	188,074
Sanoma Oyj	3,998	54,040
Stora Enso Oyj	24,908	177,874
UPM-Kymmene Oyj	2,941	37,812
Wartsila Oyj	6,193	209,310

		$1,592,088

France — 5.9%

Alcatel-Lucent(1)	128,845	$227,471
AtoS(1)	1,740	87,600
Carrefour SA	3,921	89,770
Christian Dior SA	507	71,859
Compagnie Generale des Etablissements Michelin, Class B	1,477	101,343
Dassault Systemes SA	2,274	188,765
EDF SA	5,680	131,160
Essilor International SA	2,311	169,512
France Telecom SA	2,622	39,417
GDF Suez	16,584	451,494

See Notes to Financial Statements.
7

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

France (continued)

Imerys SA	900	$50,247
L’Oreal SA	5,563	592,571
LVMH Moet Hennessy Louis Vuitton SA	1,124	182,091
M6-Metropole Television	2,950	49,429
Neopost SA	1,231	87,034
PPR SA	1,744	275,392
PSA Peugeot Citroen	2,462	45,556
Sanofi SA	3,112	230,733
Societe BIC SA	1,160	103,409
Suez Environnement Co. SA	8,530	109,285
Total SA	1,859	98,530
Vivendi SA	4,021	84,358

		$3,467,026

Germany — 6.3%

Bayerische Motoren Werke AG	3,576	$306,870
Bayerische Motoren Werke AG, PFC Shares	2,072	118,306
Beiersdorf AG	2,904	174,663
Continental AG(1)	453	36,324
Daimler AG	4,621	256,477
Deutsche Lufthansa AG	8,561	118,873
Deutsche Post AG	7,780	129,734
Deutsche Telekom AG	6,082	68,522
E.ON AG	1,893	40,618
Fraport AG	442	26,562
Fresenius Medical Care AG & Co. KGaA	432	30,885
Hannover Rueckversicherung AG	1,886	100,475
Henkel AG & Co. KGaA	4,612	240,076
Henkel AG & Co. KGaA, PFC Shares	5,241	323,823
Linde AG	483	76,807
Porsche Automobil Holding SE, PFC Shares	1,512	93,110
SAP AG	13,960	844,046
Siemens AG	2,277	215,031
ThyssenKrupp AG	8,431	240,337
Volkswagen AG	72	11,678
Volkswagen AG, PFC Shares	1,321	234,797

		$3,688,014

Greece — 0.1%

Coca-Cola Hellenic Bottling Co. SA(1)	3,439	$63,672

		$63,672

Hong Kong — 5.3%

Bank of East Asia, Ltd.	58,200	$237,494
BOC Hong Kong (Holdings), Ltd.	109,000	287,422
Cathay Pacific Airways, Ltd.	47,000	93,430
Cheung Kong Infrastructure Holdings, Ltd.	24,000	136,708
CLP Holdings, Ltd.	27,000	220,750
Hang Lung Group, Ltd.	27,000	171,628
Hang Seng Bank, Ltd.	30,900	400,279
Henderson Land Development Co., Ltd.	6,000	32,633
Hong Kong & China Gas Co., Ltd.	124,760	296,285
Hopewell Holdings, Ltd.	23,500	61,499
Lifestyle International Holdings, Ltd.	23,000	53,996
Link REIT (The)	98,500	359,844
MTR Corp., Ltd.	49,500	165,131
Power Assets Holdings, Ltd.	39,000	280,885
Sands China, Ltd.(1)	5,200	17,453
Shangri-La Asia, Ltd.	54,000	112,351
Wharf Holdings, Ltd. (The)	12,000	68,444
Wing Hang Bank, Ltd.	9,500	87,617

		$3,083,849

Ireland — 1.1%

CRH PLC	5,317	$105,766
Elan Corp. PLC(1)	8,333	113,094
Kerry Group PLC, Class A	9,457	347,232
Ryanair Holdings PLC(1)	12,915	70,962

		$637,054

Israel — 2.7%

Bank Hapoalim B.M.	61,516	$213,645
Bank Leumi Le-Israel B.M.	33,794	109,787
Bezeq Israeli Telecommunication Corp., Ltd.	48,943	84,545
Cellcom Israel, Ltd.	2,196	31,857
Elbit Systems, Ltd.	2,864	119,108
Israel Chemicals, Ltd.	15,052	157,103
Israel Corp., Ltd.	46	27,875
Israel Discount Bank, Ltd., Series A(1)	34,198	49,054
Mizrahi Tefahot Bank, Ltd.	11,214	97,801
NICE Systems, Ltd.(1)	3,317	118,970
Partner Communications Co., Ltd.	3,808	31,370
Teva Pharmaceutical Industries, Ltd. ADR	12,272	553,835

		$1,594,950

Italy — 3.8%

A2A SpA	44,452	$42,376
Atlantia SpA	8,162	127,197
Autogrill SpA	3,916	42,977
Banca Carige SpA	27,446	54,302

See Notes to Financial Statements.
8

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Italy (continued)

Enel Green Power SpA	12,857	$25,625
Enel SpA	26,790	109,726
ENI SpA	37,857	838,792
EXOR SpA	4,206	97,212
Luxottica Group SpA	4,396	144,588
Parmalat SpA	70,882	134,503
Pirelli & C. SpA	17,603	163,145
Prysmian SpA	1,111	16,723
Snam Rete Gas SpA	40,799	183,932
Telecom Italia SpA, PFC Shares	56,237	47,332
Tenaris SA	1,875	36,845
Terna Rete Elettrica Nazionale SpA	48,834	178,976

		$2,244,251

Japan — 13.0%

ABC-Mart, Inc.	2,000	$71,658
All Nippon Airways Co., Ltd.	34,000	99,259
Aozora Bank, Ltd.	29,000	80,882
Bank of Kyoto, Ltd. (The)	13,000	112,319
Bank of Yokohama, Ltd. (The)	34,000	157,900
Canon, Inc.	1,500	64,388
Chiba Bank, Ltd. (The)	21,000	130,682
Chugai Pharmaceutical Co., Ltd.	6,800	108,323
Chugoku Bank, Ltd. (The)	7,000	95,674
Dainippon Sumitomo Pharma Co., Ltd.	9,400	108,650
FamilyMart Co., Ltd.	3,100	125,755
Gunma Bank, Ltd. (The)	14,000	76,437
Hachijuni Bank, Ltd. (The)	17,000	99,834
Hamamatsu Photonics K.K.	5,000	180,121
Hiroshima Bank, Ltd. (The)	20,000	94,188
Honda Motor Co., Ltd.	9,000	310,604
Idemitsu Kosan Co., Ltd.	300	32,524
Isetan Mitsukoshi Holdings, Ltd.	12,000	135,444
ITOCHU Corp.	4,000	43,558
ITOCHU Techno-Solutions Corp.	1,400	64,981
Iyo Bank, Ltd. (The)	11,000	105,934
JX Holdings, Inc.	4,900	29,714
Kamigumi Co., Ltd.	14,000	123,494
Kansai Paint Co., Ltd.	11,000	104,072
Keikyu Corp.	4,000	36,744
Keio Corp.	23,000	169,757
Keyence Corp.	900	225,087
Kintetsu Corp.	13,000	52,363
Kyowa Hakko Kirin Co., Ltd.	11,000	135,807
Lawson, Inc.	2,600	158,208
McDonald’s Holdings Co. (Japan), Ltd.	3,300	89,795
Miraca Holdings, Inc.	800	30,017
Mitsubishi Logistics Corp.	4,000	46,214
Mitsubishi Tanabe Pharma Corp.	11,000	155,454
Mizuho Financial Group, Inc.	34,500	52,247
NGK Spark Plug Co., Ltd.	8,000	98,936
Nidec Corp.	700	67,063
Nippon Electric Glass Co., Ltd.	4,000	34,880
Nippon Telegraph & Telephone Corp.	600	30,099
Nishi-Nippon City Bank, Ltd. (The)	19,000	55,793
NTT DoCoMo, Inc.	251	446,338
Odakyu Electric Railway Co., Ltd.	21,000	208,778
OMRON Corp.	1,100	22,178
Ono Pharmaceutical Co., Ltd.	3,000	169,403
Oracle Corp. Japan	1,700	59,571
Oriental Land Co., Ltd.	2,000	212,811
Rakuten, Inc.	223	225,724
Santen Pharmaceutical Co., Ltd.	3,100	127,274
Seven Bank, Ltd.	14,800	31,157
Shikoku Electric Power Co., Inc.	7,100	205,937
Shizuoka Bank, Ltd. (The)	14,000	144,033
Sumitomo Corp.	12,100	174,404
Sumitomo Heavy Industries, Ltd.	5,000	32,095
Sumitomo Metal Mining Co., Ltd.	2,000	28,882
Suruga Bank, Ltd.	8,000	71,300
Suzuken Co., Ltd.	3,300	96,472
Sysmex Corp.	2,700	89,325
Taisho Pharmaceutical Holdings Co., Ltd.(1)	1,000	87,903
Takashimaya Co., Ltd.	14,000	109,063
Takeda Pharmaceutical Co., Ltd.	1,600	69,560
TEIJIN, Ltd.	3,000	9,747
Toho Gas Co., Ltd.	18,000	116,837
Tokyo Gas Co., Ltd.	16,000	74,026
TonenGeneral Sekiyu K.K.	18,000	171,827
Tsumura & Co.	3,300	98,554
Uni-Charm Corp.	4,300	226,204
USS Co., Ltd.	930	88,954
Yahoo! Japan Corp.	175	53,546
Yakult Honsha Co., Ltd.	3,400	104,472
Yokogawa Electric Corp.(1)	3,000	29,686

		$7,580,920

Luxembourg — 0.4%

ArcelorMittal	10,940	$224,742
SES SA	1,284	30,368

		$255,110

See Notes to Financial Statements.
9

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Netherlands — 4.8%

Akzo Nobel NV	5,124	$267,368
ASML Holding NV	10,242	440,295
Delta Lloyd NV	2,430	44,536
European Aeronautic Defence & Space Co.	7,838	263,535
Heineken Holding NV	2,098	84,901
Heineken NV	3,684	170,536
Koninklijke Ahold NV	26,422	350,623
Koninklijke DSM NV	4,847	249,135
Koninklijke KPN NV	39,834	437,115
Koninklijke Vopak NV	1,212	65,996
Philips Electronics NV	1,988	40,266
QIAGEN NV(1)	7,947	129,803
Royal Boskalis Westminster NV	724	28,112
Unilever NV	6,805	226,780

		$2,799,001

New Zealand — 1.0%

Auckland International Airport, Ltd.	85,967	$174,004
Chorus, Ltd.(1)	14,593	39,279
Contact Energy, Ltd.(1)	13,162	51,921
Fletcher Building, Ltd.	17,015	91,509
Sky City Entertainment Group, Ltd.	38,433	111,809
Telecom Corporation of New Zealand, Ltd.	58,390	101,820

		$570,342

Norway — 3.2%

DNB ASA	8,100	$85,456
Norsk Hydro ASA	52,500	277,907
Orkla ASA	28,300	229,599
Seadrill, Ltd.	4,300	160,114
Statoil ASA	26,824	675,353
Telenor ASA	26,200	427,353
Yara International ASA	900	36,296

		$1,892,078

Portugal — 0.9%

CIMPOR-Cimentos de Portugal, SGPS, SA	14,797	$99,765
EDP - Energias de Portugal SA	49,749	145,229
Galp Energia, SGPS, SA, Class B	4,822	77,854
Jeronimo Martins, SGPS, SA(1)	8,292	138,543
Portugal Telecom, SGPS, SA	16,346	81,266

		$542,657

Singapore — 5.0%

Ascendas Real Estate Investment Trust	100,000	$148,112
ComfortDelGro Corp., Ltd.	28,000	32,988
DBS Group Holdings, Ltd.	56,000	601,039
Fraser and Neave, Ltd.	8,000	43,126
Genting Singapore PLC(1)	147,000	189,770
Jardine Cycle & Carriage, Ltd.	4,000	162,919
Oversea-Chinese Banking Corp., Ltd.	68,000	463,321
Singapore Airlines, Ltd.	18,000	158,519
Singapore Press Holdings, Ltd.	67,000	197,431
Singapore Technologies Engineering, Ltd.	19,000	44,460
Singapore Telecommunications, Ltd.	148,000	364,511
United Overseas Bank, Ltd.	28,000	384,359
UOL Group, Ltd.	37,000	135,046

		$2,925,601

Spain — 4.7%

Abertis Infraestructuras SA	6,647	$112,191
Acerinox SA	2,990	42,484
ACS Actividades de Construccion y Servicios SA	1,943	60,040
Amadeus IT Holding SA, Class A	5,151	88,375
Banco Popular Espanol SA	15,803	68,071
Bankia SA(1)	44,274	200,848
CaixaBank SA	28,536	143,583
Enagas	5,970	119,704
Fomento de Construcciones y Contratas SA	2,802	65,936
Grifols SA(1)	5,127	93,727
Iberdrola SA	51,655	305,128
Indra Sistemas SA	3,939	51,954
Industria de Diseno Textil SA	4,137	361,517
International Consolidated Airlines Group SA(1)	28,622	79,837
Red Electrica Corp. SA	3,386	155,931
Telefonica SA	39,906	696,444
Zardoya Otis SA	5,710	81,538

		$2,727,308

Sweden — 3.9%

Atlas Copco AB, Class A	2,400	$57,228
Atlas Copco AB, Class B	1,400	29,670
Boliden AB	18,600	319,047
Electrolux AB, Series B	2,600	47,770
Hennes & Mauritz AB, Class B	10,200	334,188
Husqvarna AB, Class B	10,200	53,956
Millicom International Cellular SA SDR	1,925	190,575
Nordea Bank AB	40,800	342,493
Skanska AB	9,600	168,077

See Notes to Financial Statements.
10

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Sweden (continued)

Swedbank AB, Class A	3,300	$47,499
Tele2 AB, Class B	11,700	223,732
Telefonaktiebolaget LM Ericsson, Class B	13,049	121,437
TeliaSonera AB	53,500	356,661

		$2,292,333

Switzerland — 7.0%

ABB, Ltd.(1)	683	$14,254
Actelion, Ltd.(1)	4,389	168,417
ARYZTA AG(1)	615	28,429
Baloise Holding AG	1,817	139,533
Kuehne & Nagel International AG	686	86,426
Lindt & Spruengli AG	2	68,442
Lindt & Spruengli AG PC	34	98,286
Nestle SA	14,022	804,639
Novartis AG	14,026	761,238
Roche Holding AG PC	3,690	626,025
Schindler Holding AG	1,480	172,269
Schindler Holding AG PC	1,486	172,929
SGS SA	168	302,432
Sonova Holding AG(1)	1,639	168,052
Straumann Holding AG	286	51,532
Swatch Group, Ltd. (The)	739	82,380
Swiss Life Holding AG(1)	149	14,814
Swisscom AG	661	261,318
Synthes, Inc.(2)	269	45,855

		$4,067,270

United Kingdom — 13.6%

Anglo American PLC	1,510	$62,670
AstraZeneca PLC	12,834	618,123
BAE Systems PLC	106,698	518,499
BG Group PLC	20,357	458,696
BHP Billiton PLC	12,056	405,285
BP PLC	64,745	487,050
Burberry Group PLC	6,388	135,375
Centrica PLC	92,334	427,518
Compass Group PLC	15,120	140,530
Experian PLC	17,255	234,106
GlaxoSmithKline PLC	5,483	121,963
Imperial Tobacco Group PLC	858	30,727
Kingfisher PLC	72,651	293,336
National Grid PLC	3,139	31,257
Next PLC	5,636	232,919
Reed Elsevier PLC	8,299	68,761
Resolution, Ltd.	6,824	29,401
Rexam PLC	5,764	34,037
Rolls-Royce Holdings PLC(1)	32,672	379,386
Royal Dutch Shell PLC, Class A	22,199	787,549
Royal Dutch Shell PLC, Class B	16,094	588,189
SABMiller PLC	1,586	60,282
Sage Group PLC (The)	42,240	195,429
Serco Group PLC	21,890	175,477
Shire PLC	13,278	440,789
SSE PLC	1,029	19,853
Tesco PLC	14,972	75,497
Unilever PLC	1,482	47,894
Vodafone Group PLC	135,721	366,061
Whitbread PLC	3,759	97,537
WM Morrison Supermarkets PLC	86,098	388,429

		$7,952,625

Total Common Stocks
(identified cost $57,962,208)		$58,185,242

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.07%(3)	$454	$454,498

Total Short-Term Investments
(identified cost $454,498)		$454,498

Total Investments — 100.3%
(identified cost $58,416,706)		$58,639,740

Other Assets, Less Liabilities — (0.3)%		$(165,312)

Net Assets — 100.0%		$58,474,428

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
PC	- Participation Certificate
PFC Shares	- Preference Shares
PPS	- Partially Protected Shares
SDR	- Swedish Depositary Receipt

See Notes to Financial Statements.
11

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Portfolio of Investments — continued

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

Euro	34.2%	$20,070,617
British Pound Sterling	13.8	8,058,391
Japanese Yen	13.0	7,580,920
Australian Dollar	7.1	4,141,340
Swiss Franc	7.0	4,067,270
Hong Kong Dollar	5.3	3,083,849
Singapore Dollar	5.0	2,925,601
Swedish Krona	3.9	2,292,333
Danish Krone	3.3	1,907,551
Norwegian Krone	3.2	1,892,078
Israeli Shekel	1.8	1,041,115
United States Dollar	1.7	1,008,333
New Zealand Dollar	1.0	570,342

Total Investments	100.3%	$58,639,740

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	14.3%	$8,383,630
Industrials	12.7	7,416,971
Consumer Staples	12.4	7,259,357
Health Care	11.7	6,854,389
Consumer Discretionary	11.2	6,526,248
Energy	8.3	4,842,911
Telecommunication Services	8.2	4,820,249
Materials	8.0	4,648,636
Utilities	7.1	4,139,211
Information Technology	5.6	3,293,640
Other	0.8	454,498

Total Investments	100.3%	$58,639,740

See Notes to Financial Statements.
12

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Statement of Assets and Liabilities

Assets	January 31, 2012

Unaffiliated investments, at value (identified cost, $57,962,208)	$58,185,242
Affiliated investment, at value (identified cost, $454,498)	454,498
Foreign currency, at value (identified cost, $17,742)	17,685
Dividends receivable	39,274
Interest receivable from affiliated investment	35
Receivable for Fund shares sold	122,479
Tax reclaims receivable	54,806
Receivable from affiliates	15,088

Total assets	$58,889,107

Liabilities

Payable for investments purchased	$258,648
Payable for Fund shares redeemed	40,321
Payable to affiliates:
Investment adviser and administration fee	45,373
Distribution and service fees	2,617
Accrued expenses	67,720

Total liabilities	$414,679

Net Assets	$58,474,428

Sources of Net Assets

Paid-in capital	$61,647,599
Accumulated net realized loss	(3,334,845)
Accumulated distributions in excess of net investment income	(61,217)
Net unrealized appreciation	222,891

Total	$58,474,428

Class A Shares

Net Assets	$12,263,372
Shares Outstanding	1,244,512
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.85
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.45

Class C Shares

Net Assets	$253,993
Shares Outstanding	25,916
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.80

Class I Shares

Net Assets	$45,957,063
Shares Outstanding	4,652,248
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.88

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
13

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Statement of Operations

Year Ended
Investment Income	January 31, 2012

Dividends (net of foreign taxes, $202,531)	$1,868,271
Interest allocated from affiliated investment	555
Expenses allocated from affiliated investment	(98)

Total investment income	$1,868,728

Expenses

Investment adviser and administration fee	$510,791
Distribution and service fees
Class A	19,744
Class C	2,043
Trustees’ fees and expenses	2,630
Custodian fee	113,201
Transfer and dividend disbursing agent fees	36,732
Legal and accounting services	38,407
Printing and postage	19,789
Registration fees	67,204
Miscellaneous	17,012

Total expenses	$827,553

Deduct —
Reduction of custodian fee	$193
Allocation of expenses to affiliates	133,262

Total expense reductions	$133,455

Net expenses	$694,098

Net investment income	$1,174,630

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(3,203,600)
Investment transactions allocated from affiliated investment	41
Foreign currency transactions	12,600

Net realized loss	$(3,190,959)

Change in unrealized appreciation (depreciation) —
Investments	$(3,058,444)
Foreign currency	(1,995)

Net change in unrealized appreciation (depreciation)	$(3,060,439)

Net realized and unrealized loss	$(6,251,398)

Net decrease in net assets from operations	$(5,076,768)

See Notes to Financial Statements.
14

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Statements of Changes in Net Assets

	Year Ended	Period Ended
Increase (Decrease) in Net Assets	January 31, 2012	January 31, 2011(1)

From operations —
Net investment income	$1,174,630	$291,927
Net realized loss from investment and foreign currency transactions	(3,190,959)	(109,218)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(3,060,439)	3,283,330

Net increase (decrease) in net assets from operations	$(5,076,768)	$3,466,039

Distributions to shareholders —
From net investment income
Class A	$(229,019)	$(19,311)
Class C	(3,397)	(1,081)
Class I	(1,008,450)	(311,994)

Total distributions to shareholders	$(1,240,866)	$(332,386)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,600,066	$3,883,157
Class C	356,728	168,777
Class I	55,864,422	39,158,543
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	228,446	19,233
Class C	3,255	1,013
Class I	266,148	44,102
Cost of shares redeemed
Class A	(6,318,103)	(488,006)
Class C	(223,938)	(20,673)
Class I	(46,687,406)	(197,382)
Redemption fees	—	27

Net increase in net assets from Fund share transactions	$19,089,618	$42,568,791

Net increase in net assets	$12,771,984	$45,702,444

Net Assets

At beginning of period	$45,702,444	$—

At end of period	$58,474,428	$45,702,444

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(61,217)	$(38,929)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

See Notes to Financial Statements.
15

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Financial Highlights

	Class A

	Year Ended	Period Ended
	January 31, 2012	January 31, 2011(1)

Net asset value — Beginning of period	$10.960	$10.000

Income (Loss) From Operations

Net investment income (loss)(2)	$0.172	$(0.020)
Net realized and unrealized gain (loss)	(1.073)	1.058

Total income (loss) from operations	$(0.901)	$1.038

Less Distributions

From net investment income	$(0.209)	$(0.078)

Total distributions	$(0.209)	$(0.078)

Redemption fees(2)	$—	$0.000	(3)

Net asset value — End of period	$9.850	$10.960

Total Return(4)	(8.11)%	10.39	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,263	$3,578
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.50%	1.50	%(8)
Net investment income (loss)	1.68%	(0.22	)%(8)
Portfolio Turnover	60%	15	%(5)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.25% and 0.72% of average daily net assets for the year ended January 31, 2012 and the period ended January 31, 2011, respectively).
(8)	Annualized.

See Notes to Financial Statements.
16

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Financial Highlights — continued

	Class C

	Year Ended	Period Ended
	January 31, 2012	January 31, 2011(1)

Net asset value — Beginning of period	$10.900	$10.000

Income (Loss) From Operations

Net investment income (loss)(2)	$0.099	$(0.076)
Net realized and unrealized gain (loss)	(1.057)	1.044

Total income (loss) from operations	$(0.958)	$0.968

Less Distributions

From net investment income	$(0.142)	$(0.068)

Total distributions	$(0.142)	$(0.068)

Redemption fees(2)	$—	$0.000	(3)

Net asset value — End of period	$9.800	$10.900

Total Return(4)	(8.71)%	9.69	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$254	$155
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.25%	2.25	%(8)
Net investment income (loss)	0.97%	(0.86	)%(8)
Portfolio Turnover	60%	15	%(5)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.25% and 0.72% of average daily net assets for the year ended January 31, 2012 and the period ended January 31, 2011, respectively).
(8)	Annualized.

See Notes to Financial Statements.
17

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Financial Highlights — continued

	Class I

	Year Ended	Period Ended
	January 31, 2012	January 31, 2011(1)

Net asset value — Beginning of period	$10.970	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.239	$0.102
Net realized and unrealized gain (loss)	(1.104)	0.950

Total income (loss) from operations	$(0.865)	$1.052

Less Distributions

From net investment income	$(0.225)	$(0.082)

Total distributions	$(0.225)	$(0.082)

Redemption fees(2)	$—	$0.000	(3)

Net asset value — End of period	$9.880	$10.970

Total Return(4)	(7.76)%	10.54	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$45,957	$41,969
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.25%	1.25	%(8)
Net investment income	2.28%	1.20	%(8)
Portfolio Turnover	60%	15	%(5)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.25% and 0.72% of average daily net assets for the year ended January 31, 2012 and the period ended January 31, 2011, respectively).
(8)	Annualized.

See Notes to Financial Statements.
18

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Parametric Structured International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another.

These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

19

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At January 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $94,897 and realized capital losses of $3,194,336 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on January 31, 2019. For tax years beginning after December 22, 2010, current year net realized capital losses are treated as arising on the first day of the Fund’s next taxable year. Such capital losses are treated as realized prior to the utilization of the capital loss carryforward.

As of January 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on April 1, 2010 to January 31, 2012 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

20

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Notes to Financial Statements — continued

The tax character of distributions declared for the year ended January 31, 2012 and the period from the start of business, April 1, 2010, to January 31, 2011 was as follows:

	Year Ended	Period Ended
	January 31, 2012	January 31, 2011

Distributions declared from:
Ordinary income	$1,240,866	$332,386

During the year ended January 31, 2012, accumulated net realized loss was increased by $43,948 and accumulated distributions in excess of net investment income was decreased by $43,948 due to differences between book and tax accounting, primarily for foreign currency gain (loss) and investments in passive foreign investment companies (PFICs). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$31,869
Capital loss carryforward and deferred capital losses	$(3,289,233)
Net unrealized appreciation	$84,193

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, investments in partnerships and investments in PFICs.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administration services rendered to the Fund. The fee is computed at an annual rate of 0.95% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended January 31, 2012, the investment adviser and administration fee amounted to $510,791 or 0.95% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2012. Pursuant to this agreement, EVM and Parametric were allocated $133,262 in total of the Fund’s operating expenses for the year ended January 31, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended January 31, 2012, EVM earned $497 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,298 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2012. EVD also received distribution and services fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2012 amounted to $19,744 for Class A shares.

21

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Notes to Financial Statements — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2012, the Fund paid or accrued to EVD $1,532 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2012 amounted to $511 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended January 31, 2012, the Fund was informed that EVD received approximately $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $51,502,166 and $32,482,864, respectively, for the year ended January 31, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended	Period Ended
Class A	January 31, 2012	January 31, 2011(1)

Sales	1,509,280	371,764
Issued to shareholders electing to receive payments of distributions in Fund shares	24,564	1,789
Redemptions	(615,930)	(46,955)

Net increase	917,914	326,598

	Year Ended	Period Ended
Class C	January 31, 2012	January 31, 2011(1)

Sales	32,891	16,033
Issued to shareholders electing to receive payments of distributions in Fund shares	352	95
Redemptions	(21,563)	(1,892)

Net increase	11,680	14,236

	Year Ended	Period Ended
Class I	January 31, 2012	January 31, 2011(1)

Sales	5,094,695	3,839,295
Issued to shareholders electing to receive payments of distributions in Fund shares	28,557	4,099
Redemptions	(4,295,777)	(18,621)

Net increase	827,475	3,824,773

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

22

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Notes to Financial Statements — continued

For the period ended January 31, 2011, the Fund received $27 in redemption fees.

At January 31, 2012, a donor advised fund (established and maintained by a public charity) managed by EVM and an EVM retirement plan owned 13.9% and 16.9%, respectively, of the value of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,554,935

Gross unrealized appreciation	$3,108,214
Gross unrealized depreciation	(3,023,409)

Net unrealized appreciation	$84,805

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2012.

10 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Notes to Financial Statements — continued

At January 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$127,182	$18,174,870		$—	$18,302,052
Developed Europe	—	38,288,240		—	38,288,240
Middle East/Africa	553,835	1,041,115		—	1,594,950

Total Common Stocks	$681,017	$57,504,225	*	$—	$58,185,242

Short-Term Investments	$—	$454,498		$—	$454,498

Total Investments	$681,017	$57,958,723		$—	$58,639,740

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

24

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Parametric Structured International Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Parametric Structured International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2012, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from the start of business, April 1, 2010, to January 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Parametric Structured International Equity Fund as of January 31, 2012, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from the start of business, April 1, 2010, to January 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 19, 2012

25

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income. The Fund designates approximately $1,802,054 or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit. The Fund paid foreign taxes of $198,581 and recognized foreign source income of $2,070,802

26

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 181 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 181 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

27

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

Management and Organization — continued

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

28

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4736-3/12	SIESRC

Eaton Vance Parametric Structured Emerging Markets Fund Annual Report January 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report January 31, 2012
Eaton Vance
Parametric Structured Emerging Markets Fund

Table of Contents

Management’s Discussion of Fund Performance	2
Performance	3
Fund Profile	4
Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	7
Report of Independent Registered Public Accounting Firm	40
Federal Tax Information	41
Management and Organization	42
Important Notices	44

Eaton Vance
Parametric Structured Emerging Markets Fund
January 31, 2012
Management’s Discussion of Fund Performance1

Economic and Market Conditions
Extreme market volatility and widespread uncertainty about the global economy characterized the 12 months ending January 31, 2012. The period was also replete with dramatic headline events. Early in the year, global equity markets generated solid gains as corporate profitability benefited from improvements in the U.S. economy and continued expansion worldwide. Global equity markets began to falter in late winter, however, generating flat-to-modest returns as data suggested that both the U.S. and global economies were beginning to retrench.
During summer and early fall, global equity markets generally suffered broad-based declines as financial distress in the eurozone deepened and worldwide economic activity decelerated. European equities—led by major declines in bank stocks prices—performed particularly poorly, while emerging-market equities, which historically are sensitive to global economic growth slowdowns and investors’ aversion to risk, also posted steep losses. In January of 2012, however, global equity markets returned to positive territory, with some markets posting double-digit returns for the month.
Emerging markets were not immune to slowing global economic conditions during the three months ending January 31, 2012, or to worries about Europe’s continuing debt crisis or the fallout from the various Gulf country uprisings. In November and December of 2011, emerging markets lost momentum and declined, but not enough to offset gains realized in October 2011. Most emerging equity markets recovered in January 2012, buoyed by positive economic data from the U.S., rebounding commodities markets and a firming in manufacturing gauges around the globe. Investors who were focused only on the larger emerging-market countries, most notably the BRICs (Brazil, Russia, India and China), enjoyed the best returns during the three-month period, as Brazil, Russia and China outperformed the MSCI Emerging Markets Index2, with only India lagging. In the smaller emerging markets, the eastern European countries appeared to continue to suffer directly from the eurozone crisis, while the Middle Eastern emerging markets were still roiling from growing political unrest.
Fund Performance
For the three-month fiscal period ending January 31, 2012, Eaton Vance Parametric Structured Emerging Markets
Fund’s (the Fund) Class A shares at net asset value (NAV) had a total return of 2.38%. By comparison, the Fund’s benchmark, the MSCI Emerging Markets Index (the Index), returned 2.67% during the period.
Detractors to Fund performance relative to the Index during the three-month period included underweight positions in some of the largest and best-performing countries in the Index, specifically China and Brazil. The Fund’s investment in frontier countries (the least developed of emerging-market countries) also negatively affected results, with Kuwait and Morocco being the most notable detractors.
With its structural underweight to the largest emerging-market countries, the Fund’s smaller-than-benchmark investment in India provided a positive contribution to returns. In addition, favorable sector biases, including a focus on the finance sector in Russia, aided performance. Finally, the Fund’s overweights in Thailand and Mexico were positive factors over the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Parametric Structured Emerging Markets Fund
January 31, 2012
Performance2,3

Portfolio Managers David Stein, Ph.D; Thomas Seto, each of Parametric Portfolio Associates LLC

				Since
% Average Annual Total Returns	Inception Date	One Year	Five Years	Inception

Class A at NAV	6/30/2006	-8.94%	3.24%	7.07%
Class A at 5.75% Maximum Sales Charge	—	-14.16	2.03	5.94
Class C at NAV	6/30/2006	-9.64	2.46	6.25
Class C at 1% Maximum Sales Charge	—	-10.54	2.46	6.25
Class I at NAV	6/30/2006	-8.70	3.49	7.32
MSCI Emerging Markets Index	6/30/2006	-6.64%	4.85%	8.11%

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I

	1.45%	2.19%	1.20%
Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
Growth of $250,000	Period Beginning	At NAV	Sales Charge

Class A	6/30/06	$366,261	$345,203

Class C	6/30/06	$350,971	N.A.

Growth of $10,000

Class A	6/30/06	$14,650	$13,808

Class C	6/30/06	$14,039	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Parametric Structured Emerging Markets Fund
January 31, 2012
Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)[5]

America Movil SAB de CV, Series L	1.2%
OAO Gazprom ADR	1.1
Samsung Electronics Co., Ltd.	0.9
China Mobile, Ltd.	0.9
MTN Group, Ltd.	0.9
Sberbank of Russia	0.9
Petroleo Brasileiro SA, PFC Shares	0.8
Taiwan Semiconductor Manufacturing Co., Ltd.	0.6
Vale SA, PFC Shares	0.6
CEZ AS	0.6

Total	8.5%

See Endnotes and Additional Disclosures in this report.

Eaton Vance
Parametric Structured Emerging Markets Fund
January 31, 2012
Endnotes and Additional Disclosures

[1]	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as forward looking statements. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

The fiscal year end of the Fund was changed to January 31st. As a result, Management’s Discussion of Fund Performance and certain other sections of the report, where noted, cover a three- month period.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 – January 31, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(8/1/11)	(1/31/12)	(8/1/11 – 1/31/12)	Ratio

Actual
Class A	$1,000.00	$890.40	$7.24	1.52%
Class C	$1,000.00	$886.80	$10.75	2.26%
Class I	$1,000.00	$891.70	$6.01	1.26%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,071.50	$7.73	1.52%
Class C	$1,000.00	$1,013.80	$11.47	2.26%
Class I	$1,000.00	$1,018.90	$6.41	1.26%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2011.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments

Common Stocks — 97.8%

Security	Shares	Value

Argentina — 0.8%

Arcos Dorados Holdings, Inc., Class A	62,900	$1,352,350
Banco Macro SA, Class B ADR	69,150	1,710,771
BBVA Banco Frances SA ADR	81,688	502,381
Cresud SA ADR	278,630	3,527,456
Grupo Financiero Galicia SA, Class B ADR	163,000	1,259,990
IRSA Inversiones y Representaciones SA ADR	39,010	395,171
MercadoLibre, Inc.	59,700	5,217,780
Pampa Energia SA ADR	41,900	468,861
Petrobras Energia SA ADR	67,925	1,103,102
Telecom Argentina SA ADR	175,460	3,675,887

		$19,213,749

Botswana — 0.3%

Barclays Bank of Botswana	851,265	$796,035
Botswana Insurance Holdings Ltd.	375,511	501,128
First National Bank of Botswana	4,730,800	1,708,591
Letshego Holdings, Ltd.(1)	12,485,691	2,388,061
Sechaba Breweries Ltd.	877,800	1,447,353
Standard Chartered Bank Botswana	531,120	667,225

		$7,508,393

Brazil — 6.5%

AES Tiete SA, PFC Shares	54,200	$775,837
All America Latina Logistica SA (Units)	248,900	1,431,688
Anhanguera Educacional Participacoes SA	45,500	611,979
B2W Companhia Global do Varejo	44,970	268,193
Banco Bradesco SA, PFC Shares	414,856	7,455,631
Banco do Brasil SA	206,698	3,216,643
Banco do Estado do Rio Grande do Sul, PFC Shares	65,400	753,118
Banco Santander Brasil SA	195,300	1,810,817
BM&F Bovespa SA	507,351	3,191,270
BR Malls Participacoes SA	102,200	1,115,473
Bradespar SA, PFC Shares	62,500	1,258,084
Braskem SA, PFC Shares	46,960	420,361
BRF-Brasil Foods SA	202,140	4,003,001
Brookfield Incorporacoes SA	115,000	404,132
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	177,300	2,597,802
CETIP SA - Mercados Organizados	38,300	590,765
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	35,769	1,494,469
Cia de Bebidas das Americas, PFC Shares	260,190	9,530,769
Cia de Companhia de Concessoes Rodoviarias (CCR)	345,200	2,402,491
Cia de Saneamento Basico do Estado de Sao Paulo(1)	51,020	1,703,587
Cia de Saneamento de Minas Gerais-Copasa MG	17,900	396,378
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	17,390	550,007
Cia Energetica de Minas Gerais, PFC Shares	150,054	3,037,666
Cia Energetica de Sao Paulo, PFC Shares	80,000	1,501,832
Cia Hering	59,300	1,425,481
Cia Paranaense de Energia-Copel, PFC Shares	46,100	1,069,915
Cia Siderurgica Nacional SA (CSN)	171,200	1,788,233
Cielo SA	141,986	4,229,837
Contax Participacoes SA, PFC Shares	24,300	317,102
Cosan SA Industria e Comercio	40,000	647,207
CPFL Energia SA	113,600	1,677,473
Cyrela Brazil Realty SA	137,100	1,269,619
Diagnosticos da America SA	89,800	863,462
Duratex SA	47,024	263,487
EcoRodovias Infraestrutura e Logistica SA	55,900	393,527
EDP-Energias do Brasil SA	30,400	708,150
Eletropaulo Metropolitana SA, Class B, PFC Shares	38,280	793,337
Empresa Brasileira de Aeronautica SA	370,600	2,558,056
Estacio Participacoes SA	32,500	369,606
Fibria Celulose SA	47,157	384,608
Gafisa SA	172,300	470,393
Gerdau SA, PFC Shares	225,400	2,147,957
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,400	257,296
Hypermarcas SA	137,500	835,766
Iochpe-Maxion SA	32,000	540,293
Itau Unibanco Holding SA, PFC Shares	500,000	10,050,366
Itausa-Investimentos Itau SA, PFC Shares	649,795	4,254,610
JBS SA(1)	284,600	1,040,862
Klabin SA, PFC Shares	112,000	519,231
Light SA	44,500	698,878
LLX Logistica SA(1)	163,000	333,053
Localiza Rent a Car SA	61,100	1,003,296
Lojas Americanas SA, PFC Shares	184,312	1,781,725
Lojas Renner SA	36,200	1,222,413
Marcopolo SA, PFC Shares	262,600	1,190,357
Marfrig Frigorificos e Comercio de Alimentos SA	56,355	258,681
Metalurgica Gerdau SA, PFC Shares	59,700	717,548
MMX Mineracao e Metalicos SA(1)	74,400	349,602
MPX Energia SA(1)	20,000	536,859
MRV Engenharia e Participacoes SA	152,400	1,173,180
Natura Cosmeticos SA	60,200	1,289,311

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)

OGX Petroleo e Gas Participacoes SA(1)	268,300	$2,541,418
PDG Realty SA Empreendimentos e Participacoes	356,400	1,444,203
Petroleo Brasileiro SA	43,200	665,357
Petroleo Brasileiro SA, PFC Shares	1,455,800	20,472,187
Randon Participacoes SA, PFC Shares	70,700	376,727
Redecard SA	211,300	3,809,495
Rossi Residencial SA	65,000	351,190
Souza Cruz SA	134,500	1,750,532
Suzano Papel e Celulose SA	64,725	274,133
TAM SA, PFC Shares	31,400	671,779
Tele Norte Leste Participacoes SA, PFC Shares	135,900	1,306,731
Telefonica Brasil SA, PFC Shares	136,426	3,798,721
Telemar Norte Leste SA, PFC Shares	25,600	659,341
Tim Participacoes SA	343,827	1,908,838
Totvs SA	78,590	1,351,215
Tractebel Energia SA	58,300	1,012,375
Ultrapar Participacoes SA	75,084	1,519,127
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	128,450	861,627
Vale SA	34,400	880,082
Vale SA ADR	30,700	776,710
Vale SA, PFC Shares	610,840	14,924,885
Weg SA	114,800	1,279,936

		$162,589,379

Bulgaria — 0.1%

CB First Investment Bank AD(1)	235,000	$319,014
Central Cooperative Bank AD(1)	227,900	130,339
Chimimport AD(1)	329,922	320,971
Corporate Commercial Bank AD(1)	10,400	553,643
MonBat AD	60,235	216,406
Petrol AD(1)	102,500	383,921
Sopharma AD	354,600	721,809
Vivacom	44,690	171,873

		$2,817,976

Chile — 3.1%

Administradora de Fondos de Pensiones Provida SA	152,900	$734,020
AES Gener SA	2,001,600	1,160,407
Almendral SA	2,512,600	329,664
Antarchile SA, Series A	101,804	1,627,704
Banco de Chile	48,581,909	7,312,981
Banco de Chile ADR	7,009	630,039
Banco de Credito e Inversiones	49,557	3,225,842
Banco Santander Chile SA	45,248,610	3,562,085
Banmedica SA	241,180	444,486
Besalco SA	482,800	771,056
Cap SA	57,512	2,415,247
Cencosud SA	886,931	5,042,481
CFR Pharmaceuticals SA(1)	1,760,000	427,792
Cia Cervecerias Unidas SA	110,890	1,408,682
Cia General de Electricidad SA	134,950	727,456
Cia Sud Americana de Vapores SA	805,299	162,174
Colbun SA	5,497,110	1,442,488
Corpbanca SA	78,754,570	1,161,774
Embotelladora Andina SA, Class B, PFC Shares	167,941	778,896
Empresa Nacional de Electricidad SA	2,457,063	3,796,052
Empresas CMPC SA	973,320	3,890,508
Empresas Copec SA	369,176	5,553,410
Empresas La Polar SA	210,000	93,979
Enersis SA	9,772,221	3,538,355
ENTEL SA	68,500	1,254,068
Grupo Security SA	1,737,289	583,101
Inversiones Aguas Metropolitanas SA	306,600	486,462
Lan Airlines SA	163,995	4,116,555
Madeco SA(1)	5,047,652	225,892
Minera Valparaiso SA	12,324	403,613
Parque Arauco SA	431,100	765,571
Potasios de Chile SA, Series A(1)	244,730	110,019
Quinenco SA	162,900	452,316
Ripley Corp. SA	1,068,500	1,123,707
S.A.C.I. Falabella SA	823,400	7,079,967
Salfacorp SA	604,000	1,597,234
Sigdo Koppers SA	654,331	1,251,175
Sociedad de Inversiones Oro Blanco SA	13,300,000	208,049
Sociedad de Inversiones Pampa Calichera SA, Class A	244,730	358,433
Sociedad Quimica y Minera de Chile SA, Series B	88,040	5,166,709
Socovesa SA	575,700	217,820
Sonda SA	723,900	1,970,993
Vina Concha y Toro SA	369,122	788,401

		$78,397,663

China — 9.2%

Agile Property Holdings, Ltd.	400,000	$444,576
Agricultural Bank of China, Ltd., Class H	5,469,000	2,700,711
Air China, Ltd., Class H	1,068,000	844,889
Alibaba.com, Ltd.(1)	617,500	663,799
Aluminum Corp. of China, Ltd., Class H	1,250,000	608,834
Angang Steel Co., Ltd., Class H	484,000	346,739
Anhui Conch Cement Co., Ltd., Class H	376,000	1,266,772

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

Anta Sports Products, Ltd.	1,021,000	$1,023,999
AsiaInfo-Linkage, Inc.(1)	72,600	851,598
Baidu, Inc. ADR(1)	80,000	10,201,600
Bank of China, Ltd., Class H	14,055,000	5,988,550
Bank of Communications, Ltd., Class H	1,522,900	1,217,476
Beijing Capital International Airport Co., Ltd., Class H	772,000	399,240
Beijing Enterprises Holdings, Ltd.	270,500	1,567,056
BYD Co., Ltd., Class H(1)	607,200	1,894,650
Chaoda Modern Agriculture Holdings, Ltd.(2)	2,391,958	271,417
China Agri-Industries Holdings, Ltd.	1,605,000	1,301,186
China Bluechemical, Ltd., Class H	468,000	355,110
China CITIC Bank Corp., Ltd., Class H	2,891,000	1,829,336
China Coal Energy Co., Class H	1,190,000	1,487,582
China Communications Construction Co., Ltd., Class H	1,769,000	1,644,043
China Communications Services Corp., Ltd., Class H	884,000	393,678
China Construction Bank Corp., Class H	16,709,630	13,315,526
China COSCO Holdings Co., Ltd., Class H	1,542,975	878,099
China Dongxiang (Group) Co., Ltd.	2,459,000	408,824
China Eastern Airlines Corp., Ltd., Class H(1)	1,120,000	399,002
China Everbright International, Ltd.	1,134,000	486,076
China Everbright, Ltd.	236,000	385,981
China High Speed Transmission Equipment Group Co., Ltd.	651,000	343,049
China International Marine Containers Co., Ltd., Class B	482,672	586,752
China Life Insurance Co., Ltd., Class H	1,701,000	4,993,010
China Longyuan Power Group Corp., Class H	1,363,000	1,028,265
China Mengniu Dairy Co., Ltd.	748,000	1,986,899
China Merchants Bank Co., Ltd., Class H	924,524	2,028,831
China Merchants Holdings (International) Co., Ltd.	426,035	1,412,162
China Minsheng Banking Corp, Ltd., Class H	1,334,700	1,237,040
China Mobile, Ltd.	2,287,500	23,377,780
China National Building Material Co., Ltd., Class H	900,000	1,082,218
China National Materials Co., Ltd., Class H	681,000	284,720
China Oilfield Services, Ltd., Class H	424,000	686,839
China Overseas Land & Investment, Ltd.	996,160	1,843,098
China Pacific Insurance (Group) Co., Ltd., Class H	297,400	989,589
China Petroleum & Chemical Corp., Class H	4,549,000	5,471,360
China Pharmaceutical Group, Ltd.	1,402,000	338,168
China Railway Construction Corp., Class H	1,032,000	669,179
China Railway Group, Ltd., Class H	1,578,000	564,802
China Resources Enterprise, Ltd.	634,000	2,180,465
China Resources Gas Group, Ltd.	164,000	236,184
China Resources Land, Ltd.	562,000	994,520
China Resources Power Holdings Co., Ltd.	787,600	1,539,217
China Shenhua Energy Co., Ltd., Class H	953,500	4,187,560
China Shineway Pharmaceutical Group, Ltd.	381,000	549,962
China Shipping Container Lines Co., Ltd., Class H(1)	2,613,000	581,559
China Shipping Development Co., Ltd., Class H	830,000	574,100
China Southern Airlines Co., Ltd., Class H(1)	1,434,000	732,239
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	1,064,540
China Telecom Corp., Ltd., Class H	6,614,000	3,710,575
China Travel International Investment Hong Kong, Ltd.	4,692,000	881,752
China Unicom (Hong Kong), Ltd.	2,162,372	3,979,894
China Vanke Co., Ltd., Class B	445,120	486,693
China Yurun Food Group, Ltd.	937,000	1,547,042
China Zhongwang Holdings, Ltd.	464,000	185,946
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	373,053
Citic Pacific, Ltd.	665,000	1,272,026
CNOOC, Ltd.	4,443,000	9,017,214
Cosco Pacific, Ltd.	868,000	1,208,895
Country Garden Holdings Co.	1,479,000	638,608
Ctrip.com International, Ltd. ADR(1)	78,500	1,966,425
Datang International Power Generation Co., Ltd., Class H	1,562,000	519,059
Dongfeng Motor Group Co., Ltd., Class H	1,488,000	2,780,489
Fibrechem Technologies, Ltd.(1)(2)	100,200	0
Focus Media Holding, Ltd. ADR(1)	65,800	1,316,000
FU JI Food & Catering Services(1)(2)	83,000	0
Global Bio-chem Technology Group Co., Ltd.	2,418,000	541,244
Golden Eagle Retail Group, Ltd.	535,000	1,229,339
Great Wall Motor Co., Ltd., Class H	862,500	1,474,358
Guangdong Investment, Ltd.	872,000	504,703
Guangzhou Automobile Group Co., Ltd., Class H	1,588,013	1,722,484
Guangzhou R&F Properties Co., Ltd., Class H	362,400	354,456
Harbin Electric Co., Ltd., Class H	448,000	432,790
Hengdeli Holdings, Ltd.	1,706,000	653,142
Hidili Industry International Development, Ltd.	594,000	221,534
Home Inns & Hotels Management, Inc. ADR(1)	29,100	858,159
Huaneng Power International, Inc., Class H	2,148,000	1,304,273
Industrial & Commercial Bank of China, Ltd., Class H	14,079,000	9,850,869
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	401,700	463,029
Inner Mongolia Yitai Coal Co., Ltd., Class B	210,400	1,068,168
Jiangsu Expressway Co., Ltd., Class H	594,000	590,800
Jiangxi Copper Co., Ltd., Class H	470,000	1,192,318

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

Kingboard Chemical Holdings, Ltd.	205,000	$704,473
Kunlun Energy Co., Ltd.	794,000	1,250,340
Lee & Man Paper Manufacturing, Ltd.	1,220,000	497,807
Lenovo Group, Ltd.	2,156,000	1,716,297
Li Ning Co., Ltd.	511,000	527,759
Lianhua Supermarket Holdings Ltd., Class H	104,400	134,891
Maanshan Iron & Steel Co., Ltd., Class H	1,422,000	490,490
Metallurgical Corp. of China, Ltd., Class H	1,156,000	269,341
Mindray Medical International, Ltd. ADR	59,100	1,758,816
NetEase.com, Inc. ADR(1)	30,800	1,473,164
New Oriental Education & Technology Group, Inc. ADR(1)	101,900	2,427,258
Nine Dragons Paper Holdings, Ltd.	786,000	528,954
NWS Holdings, Ltd.	472,500	765,162
Parkson Retail Group, Ltd.	1,056,500	1,256,155
PetroChina Co., Ltd., Class H	5,878,000	8,545,588
PICC Property & Casualty Co., Ltd., Class H	570,000	750,062
Ping An Insurance (Group) Co. of China, Ltd., Class H	408,000	3,221,357
Poly (Hong Kong) Investments, Ltd.	675,000	336,141
Ports Design, Ltd.	249,500	408,375
Renhe Commercial Holdings Co., Ltd.	3,020,000	357,845
Semiconductor Manufacturing International Corp.(1)	9,346,000	492,563
Shanda Interactive Entertainment, Ltd. ADR(1)	20,100	818,673
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,278,886
Shanghai Electric Group Co., Ltd., Class H	1,704,000	784,563
Shanghai Industrial Holdings, Ltd.	210,000	670,732
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	784,350	346,490
Shimao Property Holdings, Ltd.	417,000	426,771
SINA Corp.(1)	32,100	2,255,667
Sino Biopharmaceutical, Ltd.	1,508,000	421,496
Sino-Ocean Land Holdings, Ltd.	877,000	451,089
Sinopec Shanghai Petrochemical Co., Ltd., Class H	854,000	304,739
Sinotrans Shipping, Ltd.	1,000,000	257,415
Sinotruk Hong Kong, Ltd.	790,500	446,011
Sohu.com, Inc.(1)	13,200	786,984
Sound Global, Ltd.	691,000	322,442
Standard Chartered PLC	42,786	1,040,866
Suntech Power Holdings Co., Ltd. ADR(1)	217,500	706,875
Swire Pacific, Ltd., Class H	345,000	731,436
Swire Properties, Ltd.(1)	48,300	122,069
Tencent Holdings, Ltd.	325,100	7,938,350
Tingyi (Cayman Islands) Holding Corp.	866,000	2,537,473
Tsingtao Brewery Co., Ltd., Class H	254,000	1,375,537
Want Want China Holdings, Ltd.	3,043,000	2,827,178
Weichai Power Co., Ltd., Class H	194,000	1,040,233
Wumart Stores, Inc., Class H	185,000	380,582
WuXi PharmaTech (Cayman), Inc. ADR(1)	47,100	639,618
Yangzijiang Shipbuilding Holdings, Ltd.	1,235,000	1,080,546
Yantai Changyu Pioneer Wine Co., Ltd., Class B	75,600	793,345
Yanzhou Coal Mining Co., Ltd., Class H	578,000	1,382,145
Zhaojin Mining Industry Co., Ltd., Class H	362,000	647,861
Zhejiang Expressway Co., Ltd., Class H	480,000	336,314
Zhuzhou CSR Times Electric Co., Ltd., Class H	152,000	335,672
Zijin Mining Group Co., Ltd., Class H	2,154,000	943,132
ZTE Corp., Class H	295,953	801,939

		$230,231,760

Colombia — 1.6%

Almacenes Exito SA	265,790	$3,611,995
Banco de Bogota	47,030	1,272,008
Bancolombia SA ADR, PFC Shares	86,900	5,388,669
Bolsa de Valores de Colombia	16,150,000	258,728
Cementos Argos SA	239,340	1,441,170
Cia Colombiana de Inversiones SA	202,370	500,838
Cia de Cemento Argos SA	260,050	2,407,711
Corporacion Financiera Colombiana SA	54,754	1,042,334
Ecopetrol SA	2,487,190	6,320,337
Empresa de Energia de Bogota SA	530,285	316,378
Empresa de Telecommunicaciones de Bogota SA	2,532,380	686,885
Fabricato SA(1)	36,122,860	1,795,966
Grupo Aval Acciones y Valores SA	3,145,485	2,085,174
Grupo de Inversiones Suramericana	152,870	2,574,013
Grupo Nutresa SA	346,655	4,078,970
Grupo Odinsa SA	57,300	277,605
Interconexion Electrica SA	657,460	4,075,075
ISAGEN SA ESP	1,543,100	1,777,353
Tableros y Maderas de Caldas	177,883,873	992,502

		$40,903,711

Croatia — 0.5%

Adris Grupa DD, PFC Shares	43,344	$1,593,720
Atlantska Plovidba DD(1)	5,167	275,166
Dalekovod DD(1)	19,495	393,483
Ericsson Nikola Tesla	6,040	1,288,127
Hrvatski Telekom DD	142,830	5,882,195
Koncar-Elektroindustrija DD	8,119	674,515
Petrokemija DD(1)	25,975	869,669

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Croatia (continued)

Podravka Prehrambena Industrija DD(1)	18,635	$796,328
Privredna Banka Zagreb DD	3,177	258,408
Zagrebacka Banka DD(1)	83,995	577,706

		$12,609,317

Czech Republic — 1.6%

CEZ AS	364,260	$14,737,050
Komercni Banka AS	50,264	9,631,069
New World Resources PLC, Class A	563,100	4,178,152
Pegas Nonwovens SA	61,300	1,417,549
Philip Morris CR AS	2,713	1,642,389
Telefonica 02 Czech Republic AS	221,904	4,424,957
Unipetrol AS(1)	394,407	3,508,251

		$39,539,417

Egypt — 1.8%

Alexandria Mineral Oils Co.	132,820	$1,713,398
Amer Group Holding(1)	3,640,500	385,621
Arab Cotton Ginning	1,993,380	866,345
Citadel Capital Co.(1)	495,400	254,042
Commercial International Bank	1,361,204	5,416,723
Eastern Tobacco	66,704	1,018,327
Egypt Kuwaiti Holding Co.	1,348,596	1,523,849
Egyptian Financial & Industrial Co.(1)	87,400	145,052
Egyptian Financial Group-Hermes Holding SAE(1)	956,838	1,956,807
Egyptian International Pharmaceutical Industrial Co.	45,290	255,081
Egyptian Resorts Co.(1)	4,721,950	835,599
El Ezz Aldekhela Steel Alexa Co.	4,000	305,244
El Sewedy Cables Holding Co.	159,606	688,242
Ezz Steel	1,185,345	1,151,622
Juhayna Food Industries(1)	2,646,000	2,087,561
Maridive & Oil Services SAE	524,400	932,791
Misr Beni Suef Cement Co.	36,880	385,604
MobiNil-Egyptian Co. for Mobil Services	100,400	1,763,503
National Societe General Bank	148,026	694,227
Orascom Construction Industries (OCI)	214,022	9,025,307
Orascom Telecom Holding SAE(1)	6,732,609	4,084,017
Orascom Telecom Media And Technology Holding SAE(1)	6,732,609	1,239,645
Oriental Weavers Co.	79,375	392,723
Palm Hills Developments SAE(1)	1,720,500	405,262
Pioneers Holding(1)	552,900	346,243
Sidi Kerir Petrochemicals Co.	818,400	1,875,480
Six of October Development & Investment Co.	112,178	200,989
South Valley Cement	1,147,902	647,233
Talaat Moustafa Group(1)	3,079,460	2,059,125
Telecom Egypt	966,684	2,420,768

		$45,076,430

Estonia — 0.2%

AS Merko Ehitus	50,618	$363,494
AS Nordecon International(1)	145,374	171,287
AS Olympic Entertainment Group	503,790	752,402
AS Tallink Group(1)	3,623,652	2,774,273
AS Tallinna Kaubamaja	137,340	925,677
AS Tallinna Vesi	58,790	492,408

		$5,479,541

Ghana — 0.1%

Aluworks Ghana, Ltd.(1)	457,409	$35,377
CAL Bank, Ltd.	1,298,010	200,781
Ghana Commercial Bank, Ltd.	1,453,841	1,608,796
HFC Bank Ghana, Ltd.	1,235,326	330,724
Produce Buying Co., Ltd.	582,428	88,359
Standard Chartered Bank of Ghana, Ltd.	24,700	676,849

		$2,940,886

Hungary — 1.7%

EGIS Pharmaceuticals PLC	13,302	$978,243
FHB Mortgage Bank Rt.(1)	39,750	90,456
Magyar Telekom Rt.	2,772,000	6,598,491
MOL Hungarian Oil & Gas Rt.(1)	137,200	11,494,023
OTP Bank Rt.	761,630	13,662,771
PannErgy PLC(1)	66,310	203,315
Richter Gedeon Rt.	55,700	9,163,853

		$42,191,152

India — 6.8%

ABB, Ltd.	19,900	$326,940
ACC, Ltd.	34,570	833,141
Adani Enterprises, Ltd.	168,100	1,418,863
Adani Ports and Special Economic Zone, Ltd.	525,500	1,559,716
Aditya Birla Nuvo, Ltd.	17,702	293,086
Amtek Auto, Ltd.	152,500	333,133
Asian Paints, Ltd.	20,230	1,216,931
Axis Bank, Ltd.	115,200	2,521,946
Bajaj Auto, Ltd.	38,560	1,247,044
Bajaj Hindusthan, Ltd.	289,000	202,846
Bank of Baroda	51,960	791,104
Bank of India	64,300	448,729

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

India (continued)

Bharat Forge, Ltd.	63,650	$370,229
Bharat Heavy Electricals, Ltd.	304,700	1,540,750
Bharat Petroleum Corp., Ltd.	49,500	576,559
Bharti Airtel, Ltd.	1,224,260	9,046,740
Biocon, Ltd.	51,500	275,183
Cairn India, Ltd.(1)	215,500	1,476,396
Canara Bank, Ltd.	104,600	998,547
Cipla, Ltd.	180,610	1,280,669
Coal India, Ltd.	324,500	2,148,878
Colgate-Palmolive (India), Ltd.	24,900	506,482
Container Corp. of India, Ltd.	25,560	499,619
Crompton Greaves, Ltd.	213,600	558,117
Dabur India, Ltd.	364,400	692,952
Divi’s Laboratories, Ltd.	46,800	749,178
DLF, Ltd.	312,600	1,368,188
Dr. Reddy’s Laboratories, Ltd.	49,620	1,694,815
Educomp Solutions, Ltd.	55,565	242,030
Essar Oil, Ltd.(1)	198,130	244,930
Financial Technologies India, Ltd.	18,400	267,832
GAIL (India), Ltd.	354,050	2,668,095
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	339,412
Glenmark Pharmaceuticals, Ltd.	84,160	501,743
GMR Infrastructure, Ltd.(1)	976,800	576,694
Grasim Industries, Ltd.	8,158	431,699
Gujarat Ambuja Cements, Ltd.	349,800	1,137,101
Gujarat State Petronet, Ltd.	383,800	643,270
GVK Power & Infrastructure, Ltd.(1)	2,796,900	898,668
HCL Technologies, Ltd.	91,900	808,148
HDFC Bank, Ltd.	575,020	5,723,821
Hero MotoCorp, Ltd.	47,600	1,792,487
Hindalco Industries, Ltd.	456,010	1,365,749
Hindustan Petroleum Corp., Ltd.	40,900	242,242
Hindustan Unilever, Ltd.	520,800	3,996,575
Hindustan Zinc, Ltd.	148,400	405,958
Housing Development & Infrastructure, Ltd.(1)	325,214	522,407
Housing Development Finance Corp., Ltd.	541,200	7,650,566
ICICI Bank, Ltd.	289,870	5,263,651
IDBI Bank, Ltd.	199,900	410,489
Idea Cellular, Ltd.(1)	919,400	1,779,347
IFCI, Ltd.	1,227,800	711,942
Indiabulls Financial Services, Ltd.	165,200	605,280
Indiabulls Infrastructure and Power, Ltd.(1)	1,014,800	55,558
Indiabulls Real Estate, Ltd.	344,000	496,030
Indian Hotels Co., Ltd.	164,280	217,306
Indian Oil Corp., Ltd.	186,600	1,091,095
Infosys, Ltd.	255,300	14,013,302
Infrastructure Development Finance Co., Ltd.	515,700	1,393,013
ITC, Ltd.	933,260	3,844,878
IVRCL, Ltd.	511,500	519,277
Jaiprakash Associates, Ltd.	818,900	1,152,823
Jindal Steel & Power, Ltd.	198,100	2,172,987
JSW Steel, Ltd.	80,500	1,140,799
Kotak Mahindra Bank, Ltd.	118,200	1,186,497
Lanco Infratech, Ltd.(1)	983,300	299,385
Larsen & Toubro, Ltd.	85,260	2,250,667
LIC Housing Finance, Ltd.	212,000	1,074,192
Lupin, Ltd.	96,500	925,657
Mahindra & Mahindra, Ltd.	146,460	2,004,210
Maruti Suzuki India, Ltd.	47,150	1,125,485
Mphasis, Ltd.	39,900	305,128
Nestle India, Ltd.	9,530	820,241
Nicholas Piramal India, Ltd.	76,807	637,976
NTPC, Ltd.	1,244,400	4,304,995
Oil & Natural Gas Corp., Ltd.	859,780	4,790,533
Power Grid Corporation of India, Ltd.	1,092,700	2,290,659
Ranbaxy Laboratories, Ltd.	82,560	748,053
Reliance Capital, Ltd.	97,735	712,533
Reliance Communications, Ltd.	887,860	1,786,114
Reliance Industries, Ltd.	671,938	11,083,617
Reliance Infrastructure, Ltd.	194,900	2,118,758
Reliance Power, Ltd.(1)	732,050	1,501,188
Satyam Computer Services, Ltd.(1)	445,150	657,970
Sesa Goa, Ltd.	174,300	767,051
Shree Renuka Sugars, Ltd.	283,600	218,542
Siemens India, Ltd.	47,180	693,159
State Bank of India	53,300	2,208,362
State Bank of India GDR	9,600	801,071
Steel Authority of India, Ltd.	455,400	933,992
Sterlite Industries (India), Ltd.	424,020	986,139
Sun Pharmaceuticals Industries, Ltd.	251,400	2,787,637
Sun TV Network, Ltd.	43,800	271,190
Suzlon Energy, Ltd.(1)	695,050	392,819
Tata Communications, Ltd.	65,700	298,822
Tata Consultancy Services, Ltd.	213,000	4,859,366
Tata Motors, Ltd.	477,250	2,346,292
Tata Power Co., Ltd.	1,003,900	2,107,557
Tata Steel, Ltd.	119,896	1,094,846
Tata Tea, Ltd.	118,000	257,575
Tata Teleservices Maharashtra, Ltd.(1)	791,600	249,091
Titan Industries, Ltd.	178,000	718,386
Torrent Power, Ltd.	44,700	187,224
Unitech, Ltd.(1)	1,726,100	900,885

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

India (continued)

United Phosphorus, Ltd.	103,100	$308,106
United Spirits, Ltd.	54,500	736,260
Voltas, Ltd.	129,000	250,719
Wipro, Ltd.	277,733	2,316,976
Yes Bank, Ltd.	148,900	992,446
Zee Entertainment Enterprises, Ltd.	373,114	981,805

		$169,594,161

Indonesia — 3.1%

Adaro Energy PT	9,885,000	$2,006,513
AKR Corporindo Tbk PT	3,936,500	1,595,308
Aneka Tambang Tbk PT	2,434,000	508,046
Astra Argo Lestari Tbk PT	321,000	734,359
Astra International Tbk PT	1,254,200	10,982,199
Bakrie & Brothers Tbk PT(1)	78,245,500	434,415
Bakrieland Development Tbk PT(1)	27,657,500	420,037
Bank Central Asia Tbk PT	7,696,000	6,834,192
Bank Danamon Indonesia Tbk PT	2,004,803	1,006,988
Bank Mandiri Tbk PT	4,223,500	3,140,104
Bank Negara Indonesia Persero Tbk PT	3,174,500	1,274,448
Bank Pan Indonesia Tbk PT(1)	1,456,500	137,397
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,325,500	379,081
Bank Rakyat Indonesia PT	6,448,000	4,897,887
Bank Tabungan Negara Tbk PT	3,180,000	423,761
Berlian Laju Tanker Tbk PT(1)	7,544,500	164,485
Bumi Resources Tbk PT	11,727,000	3,314,787
Charoen Pokphand Indonesia Tbk PT	5,900,000	1,636,750
Delta Dunia Makmur Tbk PT(1)	4,150,000	303,505
Energi Mega Persada Tbk PT(1)	29,545,700	644,882
Gudang Garam Tbk PT	394,000	2,493,163
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	1,021,000	145,053
Indo Tambangraya Megah Tbk PT	221,500	902,230
Indocement Tunggal Prakarsa Tbk PT	1,177,000	2,214,551
Indofood Sukses Makmur Tbk PT	3,154,000	1,682,278
Indosat Tbk PT	1,134,000	686,210
Jasa Marga Tbk PT	2,684,500	1,304,290
Kalbe Farma Tbk PT	3,195,500	1,251,162
Lippo Karawaci Tbk PT	10,273,500	764,464
Medco Energi Internasional Tbk PT	2,095,000	540,720
Perusahaan Gas Negara PT	10,987,000	4,114,590
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,752,500	471,744
Semen Gresik (Persero) Tbk PT	1,850,500	2,323,082
Tambang Batubara Bukit Asam Tbk PT	550,000	1,229,753
Telekomunikasi Indonesia Tbk PT	10,109,500	7,707,048
Unilever Indonesia Tbk PT	711,800	1,548,075
United Tractors Tbk PT	2,033,583	6,400,548
Vale Indonesia Tbk PT	1,665,500	739,476
XL Axiata Tbk PT	2,085,000	1,036,002

		$78,393,583

Jordan — 0.7%

Arab Bank PLC	844,515	$8,597,338
Arab Potash Co. PLC	41,180	2,295,707
Bank of Jordan	29,610	89,953
Capital Bank of Jordan(1)	210,413	397,065
Jordan Petroleum Refinery	178,870	1,454,894
Jordan Phosphate Mines	63,363	1,076,331
Jordan Steel	378,281	1,168,426
Jordan Telecom Corp.	192,200	1,502,058
Jordanian Electric Power Co.	228,996	1,078,358
Royal Jordanian Airlines(1)	150,000	135,350
Taameer Jordan Holdings PSC(1)	1,228,805	692,717
United Arab Investors(1)	1,061,925	119,406

		$18,607,603

Kazakhstan — 0.8%

Eurasian Natural Resources Corp.	537,400	$5,863,934
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	668,700	3,656,689
Kazakhmys PLC	333,000	5,987,037
Kazkommertsbank JSC GDR(1)(3)	48,600	160,860
KazMunaiGas Exploration Production GDR(3)	290,300	4,585,864

		$20,254,384

Kenya — 0.8%

Athi River Mining, Ltd.	78,100	$140,202
Bamburi Cement Co., Ltd.	546,000	878,229
Barclays Bank of Kenya, Ltd.	8,931,260	1,323,749
Co-operative Bank of Kenya, Ltd. (The)	7,737,000	1,213,199
East African Breweries, Ltd.	2,466,480	4,848,808
Equity Bank, Ltd.	12,613,200	2,657,139
KenolKobil, Ltd.	4,090,000	486,988
Kenya Airways, Ltd.	1,264,800	293,744
Kenya Commercial Bank, Ltd.	11,014,620	2,496,136
Kenya Electricity Generating Co., Ltd.	2,321,100	221,219
Kenya Power & Lighting, Ltd.	8,430,537	1,556,695
Mumias Sugar Co., Ltd.	3,844,600	231,610
Nation Media Group, Ltd.	339,320	570,765

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Kenya (continued)

Safaricom, Ltd.	82,990,072	$3,163,839
Standard Chartered Bank Kenya, Ltd.	149,188	279,090

		$20,361,412

Kuwait — 1.6%

Aerated Concrete Industries Co.	208,372	$157,525
Agility Public Warehousing Co. KSC	735,000	978,320
Ahli United Bank	262,500	851,579
Al Ahli Bank of Kuwait KSC	350,000	854,264
Al Safat Energy Holding Co. KSCC(1)	1,880,000	321,043
Al Safwa Group Holding Co. KSC(1)	8,080,000	421,231
Al-Qurain Petrochemicals Co.(1)	1,780,000	1,384,424
Boubyan Bank KSC(1)	535,000	1,116,550
Boubyan Petrochemicals Co.	1,090,000	2,198,270
Burgan Bank SAK(1)	436,945	723,648
Combined Group Contracting Co.	66,550	372,910
Commercial Bank of Kuwait SAK	365,000	986,806
Commercial Real Estate Co. KSCC(1)	1,226,862	347,371
Gulf Bank(1)	955,000	1,685,551
Gulf Cable & Electrical Industries	187,500	985,294
Kuwait Cement Co.	84,000	135,610
Kuwait Finance House KSC	1,160,545	3,596,653
Kuwait Foods Co. (Americana)	172,500	899,719
Kuwait International Bank(1)	834,000	745,144
Kuwait Pipes Industries & Oil Services Co.(1)	970,000	438,866
Kuwait Portland Cement Co.	165,000	421,373
Kuwait Projects Co. Holdings KSC	462,525	524,676
Kuwait Real Estate Co.(1)	920,000	168,828
Mabanee Co. SAKC(1)	525,085	1,625,602
Mena Holding Group(1)(2)	198,000	11,626
Mobile Telecommunications Co.	2,145,000	6,488,895
National Bank of Kuwait SAK	1,638,994	6,967,702
National Industries Group Holding(1)	2,692,500	2,167,530
National Investment Co.(1)	270,000	163,081
National Mobile Telecommunication Co. KSC	122,500	882,665
National Ranges Co.(1)	7,920,000	356,257
Sultan Center Food Products Co.(1)	1,320,000	541,913

		$39,520,926

Latvia — 0.0%(4)

Grindeks(1)	42,000	$362,531
Latvian Shipping Co.(1)	405,000	248,332

		$610,863

Lebanon — 0.2%

Solidere	86,340	$1,211,085
Solidere GDR(3)	314,650	4,412,095

		$5,623,180

Lithuania — 0.1%

Apranga PVA	278,536	$536,521
Klaipedos Nafta PVA(1)	1,345,900	685,141
Lesto AB	62,755	48,294
Pieno Zvaigzdes	63,600	140,165
Rokiskio Suris	69,800	125,488
Siauliu Bankas(1)	760,297	249,394

		$1,785,003

Malaysia — 3.0%

Aeon Co. (M) Bhd	165,300	$405,840
Airasia Bhd	915,300	1,066,488
Alliance Financial Group Bhd	385,700	502,451
AMMB Holdings Bhd	459,200	883,042
Axiata Group Bhd	1,388,450	2,130,604
Batu Kawan Bhd	175,500	1,107,187
Berjaya Corp. Bhd	2,289,600	713,912
Berjaya Sports Toto Bhd	479,914	690,700
Boustead Holdings Bhd	390,610	703,297
British American Tobacco Malaysia Bhd	71,000	1,152,387
Bursa Malaysia Bhd	221,700	509,218
CIMB Group Holdings Bhd	1,110,200	2,520,679
Dialog Group Bhd	1,468,473	1,180,199
Digi.com Bhd	1,672,000	2,174,859
Gamuda Bhd	1,748,500	2,123,702
Genting Bhd	1,047,300	3,823,318
Genting Plantations Bhd	163,400	504,546
Hong Leong Bank Bhd	245,300	914,637
Hong Leong Financial Group Bhd	145,000	565,441
IJM Corp. Bhd	883,190	1,664,521
IOI Corp. Bhd	1,361,718	2,414,178
Kencana Petroleum Bhd(1)	1,396,334	1,431,000
KNM Group Bhd	1,245,950	457,630
Kuala Lumpur Kepong Bhd	198,300	1,673,942
Kulim (Malaysia) Bhd	860,000	1,243,376
Lafarge Malayan Cement Bhd	438,750	961,834
Lion Industries Corp. Bhd	540,300	262,455
Malayan Banking Bhd	1,062,387	2,865,277
Malaysia Airports Holdings Bhd	170,800	320,043
Malaysian Resources Corp. Bhd	1,423,500	1,012,877
Maxis Bhd	1,354,100	2,540,378

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)

Media Prima Bhd	575,000	$483,276
MISC Bhd	482,400	938,757
MMC Corp. Bhd	540,000	496,575
Mudajaya Group Bhd	510,600	460,443
Multi-Purpose Holdings Bhd	565,440	531,169
Parkson Holdings Bhd	342,278	634,747
Petronas Chemicals Group Bhd	2,832,900	6,201,736
Petronas Dagangan Bhd	366,500	2,166,152
Petronas Gas Bhd	135,200	696,161
Pharmaniaga Bhd(2)	6,175	11,976
PPB Group Bhd	273,800	1,523,203
Public Bank Bhd	556,720	2,486,609
Resorts World Bhd	1,599,100	2,120,539
RHB Capital Bhd	356,200	833,271
SapuraCrest Petroleum Bhd	965,400	1,541,167
Shell Refining Co. Bhd	36,900	117,584
Sime Darby Bhd	1,924,639	5,778,790
SP Setia Bhd	544,500	707,495
Supermax Corp. Bhd	336,000	235,914
TA Enterprise Bhd	1,323,000	265,079
Tan Chong Motor Holdings Bhd	148,700	209,570
Telekom Malaysia Bhd	631,300	996,088
Tenaga Nasional Bhd	1,003,625	1,976,870
Top Glove Corp. Bhd	327,100	543,605
UEM Land Holdings Bhd(1)	765,750	582,620
UMW Holdings Bhd	213,000	483,471
Unisem (M) Bhd	483,600	247,499
Wah Seong Corp. Bhd	435,726	296,215
WCT Bhd	351,800	271,448
YTL Corp. Bhd	1,515,030	746,069
YTL Power International Bhd	1,355,821	824,160

		$75,928,276

Mauritius — 0.6%

Ireland Blyth, Ltd.	31,600	$85,134
LUX Island Resorts, Ltd.(1)	842,920	646,563
Mauritius Commercial Bank	1,228,500	6,923,591
New Mauritius Hotels, Ltd.	1,225,350	3,219,920
Rogers & Co., Ltd.	37,800	419,110
State Bank of Mauritius, Ltd.	937,000	2,495,463
Sun Resorts, Ltd.	376,999	531,028
United Basalt Products, Ltd.	43,200	165,050
United Docks, Ltd.(1)	27,400	89,370

		$14,575,229

Mexico — 6.2%

Alfa SAB de CV, Series A	590,500	$7,751,102
America Movil SAB de CV ADR, Series L	98,500	2,286,185
America Movil SAB de CV, Series L	25,824,850	30,076,586
Bolsa Mexicana de Valores SAB de CV	1,212,000	2,263,300
Carso Infraestructura y Construccion SA(1)	358,400	225,201
Cemex SAB de CV ADR(1)	134,300	914,583
Cemex SAB de CV, Series CPO(1)	9,339,703	6,327,217
Coca-Cola Femsa SA de CV, Series L	74,200	728,502
Compartamos SAB de CV	2,206,700	2,580,163
Controladora Comercial Mexicana SA de CV(1)	260,300	518,639
Corporacion GEO SAB de CV, Series B(1)	391,700	618,469
Desarrolladora Homex SAB de CV(1)	249,950	840,511
Embotelladoras Arca SAB de CV	260,314	1,210,289
Empresas ICA SAB de CV(1)	1,678,500	2,735,236
Fomento Economico Mexicano SA de CV ADR	11,300	796,876
Fomento Economico Mexicano SA de CV, Series UBD	1,319,000	9,298,909
Genomma Lab Internacional SA de CV(1)	539,800	1,184,453
Grupo Aeroportuario del Pacifico SAB de CV, Class B	372,500	1,394,649
Grupo Aeroportuario del Sureste SAB de CV, Class B	95,500	630,116
Grupo Bimbo SA de CV, Series A	1,676,000	3,728,988
Grupo Carso SA de CV, Series A1	895,800	2,714,733
Grupo Elektra SA de CV	45,300	3,962,069
Grupo Financiero Banorte SAB de CV, Class O	2,997,400	11,958,233
Grupo Financiero Inbursa SAB de CV, Class O	4,549,400	9,385,640
Grupo Mexico SAB de CV, Series B	3,881,679	12,356,117
Grupo Modelo SA de CV, Series C	467,500	2,897,373
Grupo Simec SA de CV, Series B(1)	92,000	235,751
Grupo Televisa SA ADR	30,800	607,376
Grupo Televisa SA, Series CPO	1,487,900	5,881,235
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	919,900	1,693,834
Industrias CH SAB de CV, Series B(1)	100,700	375,633
Industrias Penoles SA de CV	130,900	6,256,719
Inmuebles Carso SAB de CV(1)	714,800	575,828
Kimberly-Clark de Mexico SAB de CV, Class A	363,200	2,062,037
Mexichem SAB de CV	757,991	2,616,951
Minera Frisco SAB de CV(1)	714,800	3,250,412
Organizacion Soriana SAB de CV, Class B(1)	120,000	302,345
Promotora y Operadora de Infraestructura SAB de CV(1)	77,700	354,697
TV Azteca SAB de CV, Series CPO	625,000	427,724

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Mexico (continued)

Urbi Desarrollos Urbanos SAB de CV(1)	430,300	$613,719
Wal-Mart de Mexico SAB de CV, Series V	3,701,900	11,431,666

		$156,070,066

Morocco — 1.5%

Alliances Developpement Immobilier SA	10,100	$844,693
Attijariwafa Bank	189,800	8,064,357
Banque Centrale Populaire	91,960	2,128,664
Banque Marocaine du Commerce Exterieur (BMCE)	99,292	2,469,453
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	292,254
Centrale Laitiere	850	132,899
Ciments du Maroc	7,760	875,614
Compagnie Generale Immobiliere	6,000	709,093
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,230	245,735
Credit Immobilier et Hotelier	6,440	194,769
Delta Holding SA	126,000	666,019
Douja Promotion Groupe Addoha SA	345,934	2,928,730
Holcim Maroc SA	5,574	1,256,377
Lafarge Ciments/Morocco	13,210	2,343,051
Managem	14,262	3,037,018
Maroc Telecom	515,875	8,486,559
Samir(1)	8,780	803,413
Societe des Brasseries du Maroc	1,590	351,136
SONASID (Societe Nationale de Siderurgie)(1)	4,267	892,062
Wafa Assurance	1,790	784,427

		$37,506,323

Nigeria — 0.8%

Access Bank PLC	16,057,516	$502,387
Ashaka Cement PLC	2,154,293	141,474
Dangote Cement PLC	2,121,500	1,567,068
Dangote Flour Mills PLC	2,810,000	88,269
Dangote Sugar Refinery PLC	5,767,032	180,877
Diamond Bank PLC	16,654,000	250,684
Ecobank Transnational, Inc.	9,578,418	609,595
Fidelity Bank PLC	22,430,824	206,149
First Bank of Nigeria PLC	20,574,046	1,265,598
First City Monument Bank PLC	19,692,921	501,556
Flour Mills of Nigeria PLC	660,000	250,363
Guaranty Trust Bank PLC	30,623,074	2,655,869
Guiness Nigeria PLC	924,075	1,265,909
Lafarge Cement WAPCO Nigeria PLC	2,336,900	664,149
Nestle Nigeria PLC	282,360	788,375
Nigerian Breweries PLC	3,894,205	2,299,612
Oando PLC	5,236,498	584,215
PZ Cussons Nigeria PLC	1,481,250	260,494
Skye Bank PLC	16,027,300	346,784
UAC of Nigeria PLC	5,505,741	1,010,822
Unilever Nigeria PLC	2,757,800	512,860
United Bank for Africa PLC	37,828,246	470,424
Zenith Bank PLC	33,601,962	2,597,433

		$19,020,966

Oman — 0.7%

Bank Dhofar SAOG	872,676	$1,178,489
Bank Muscat SAOG	2,521,845	4,808,903
Bank Sohar	2,451,900	967,787
Dhofar International Development & Investment Holding Co.	275,832	314,597
Galfar Engineering & Contracting SAOG	742,096	645,785
National Bank of Oman, Ltd.	409,810	331,490
Oman Cables Industry SAOG	93,600	177,460
Oman Cement Co. SAOG	315,500	337,920
Oman Flour Mills Co., Ltd. SAOG	481,100	600,684
Oman International Bank SAOG	1,323,887	962,022
Oman National Investment Corp. Holdings	272,868	119,209
Oman Telecommunications Co.	1,009,800	3,429,213
Omani Qatari Telecommunications Co. SAOG	954,500	1,554,095
Ominvest	618,630	667,992
Raysut Cement Co. SAOG	350,145	654,637
Renaissance Holdings Co.	1,385,623	1,732,925
Shell Oman Marketing Co.	34,398	209,652

		$18,692,860

Pakistan — 0.8%

Adamjee Insurance Co., Ltd.	221,155	$119,835
Arif Habib Co., Ltd.	499,620	154,057
Azgard Nine, Ltd.(1)	1,954,200	73,284
Bank Alfalah, Ltd.(1)	4,021,538	540,758
D.G. Khan Cement Co., Ltd.(1)	1,053,232	270,420
Engro Corp., Ltd.	555,144	712,819
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	604,083
Fauji Fertilizer Co., Ltd.	823,940	1,705,058
Habib Bank, Ltd.	420,750	530,813
Hub Power Co., Ltd.	4,969,800	1,945,723
Jahangir Siddiqui & Co., Ltd.(1)	2,323,700	142,990
Kot Addu Power Co., Ltd.	523,900	239,693
Lucky Cement, Ltd.	878,300	821,440
Millat Tractors, Ltd.	76,900	362,473

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Pakistan (continued)

Muslim Commercial Bank, Ltd.	1,035,223	$1,974,502
National Bank of Pakistan	1,340,783	639,808
Nishat Mills, Ltd.	1,359,810	682,364
Oil & Gas Development Co., Ltd.	1,578,991	2,652,357
Pakistan Oil Fields, Ltd.	289,300	1,157,610
Pakistan Petroleum, Ltd.	904,079	1,748,114
Pakistan State Oil Co., Ltd.	306,200	865,766
Pakistan Telecommunication Co., Ltd.	2,792,700	342,472
SUI Northern Gas Pipelines, Ltd.	641,550	114,293
United Bank, Ltd.	775,745	490,216

		$18,890,948

Peru — 1.8%

Alicorp SA	1,948,900	$4,312,367
Banco Continental SA	279,280	628,354
Casa Grande SAA	69,120	411,276
Cia de Minas Buenaventura SA ADR	250,380	10,741,302
Cia Minera Milpo SA	567,882	1,106,620
Credicorp, Ltd.	9,890	1,114,900
Credicorp, Ltd. ADR	77,894	8,853,432
Edegel SA	1,592,100	1,095,346
Edelnor SA	108,248	159,011
Energia del Sur SA	39,900	267,088
Ferreyros SA	486,707	466,978
Grana y Montero SA	904,512	2,304,168
Intergroup Financial Services Corp.	29,600	828,800
Luz del Sur SAA	211,550	582,175
Minsur SA	1,239,459	1,405,857
Sociedad Minera Cerro Verde SAA(1)	27,721	1,064,486
Southern Copper Corp.	191,380	6,638,972
Volcan Cia Minera SA, Class B	1,803,718	2,347,718

		$44,328,850

Philippines — 1.7%

Aboitiz Equity Ventures, Inc.	4,278,000	$4,167,835
Aboitiz Power Corp.	1,765,000	1,242,152
Alliance Global Group, Inc.	4,540,000	1,162,928
Ayala Corp.	231,595	1,894,572
Ayala Land, Inc.	3,951,800	1,625,523
Bank of the Philippine Islands	1,032,451	1,456,251
BDO Unibank, Inc.	928,020	1,294,826
DMCI Holdings, Inc.	2,045,000	2,190,325
Filinvest Land, Inc.	14,494,000	391,605
First Gen Corp.(1)	1,956,622	590,693
First Philippine Holdings Corp.	228,500	317,229
Globe Telecom, Inc.	18,040	489,521
Holcim Philippines, Inc.	1,492,000	385,243
International Container Terminal Services, Inc.	834,700	1,089,484
JG Summit Holding, Inc.	4,019,900	2,601,946
Jollibee Foods Corp.	573,300	1,306,519
Lopez Holdings Corp.	4,600,000	556,170
Manila Electric Co.	345,600	2,253,940
Manila Water Co.	254,600	124,675
Megaworld Corp.	12,596,000	501,304
Metropolitan Bank & Trust Co.	642,455	1,135,121
Philex Mining Corp.	5,579,225	3,025,409
Philippine Long Distance Telephone Co.	60,920	3,892,215
PNOC Energy Development Corp.	6,100,000	795,891
Robinsons Land Corp.	2,417,100	792,037
San Miguel Corp.	716,000	1,958,633
Semirara Mining Corp.	120,200	630,560
SM Investments Corp.	187,238	2,710,313
SM Prime Holdings, Inc.	4,412,799	1,686,461
Universal Robina Corp.	809,600	1,012,731
Vista Land & Lifescapes, Inc.	3,675,000	261,219

		$43,543,331

Poland — 3.1%

Agora SA	79,030	$294,563
AmRest Holdings SE(1)	7,766	152,976
Asseco Poland SA	271,026	3,940,961
Bank Handlowy w Warszawie SA	31,670	734,799
Bank Millennium SA	419,685	545,308
Bank Pekao SA	125,238	6,119,661
Bioton SA(1)	13,249,600	453,454
Boryszew SA(1)	4,431,900	1,034,327
BRE Bank SA(1)	18,304	1,672,350
Budimex SA	25,400	669,628
Cinema City International NV(1)	71,200	680,546
Cyfrowy Polsat SA(1)	722,128	2,954,603
Echo Investment SA(1)	150,000	184,119
Enea SA	169,600	948,158
Eurocash SA	255,400	2,377,267
Get Bank SA(1)	1,107,095	631,293
Getin Holding SA(1)	378,250	286,520
Globe Trade Centre SA(1)	222,790	732,199
Grupa Kety SA	9,600	318,289
Grupa Lotos SA(1)	79,353	643,186
ING Bank Slaski SA	26,850	686,375
KGHM Polska Miedz SA	158,280	6,876,588
KOPEX SA(1)	82,600	603,706

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Poland (continued)

LPP SA	1,400	$876,470
Lubelski Wegiel Bogdanka SA	45,700	1,755,272
Mondi Swiecie SA(1)	9,600	182,890
Netia SA(1)	552,854	974,740
NG2 SA	19,400	300,308
Orbis SA(1)	30,000	376,926
PBG SA	62,183	1,586,542
Polimex-Mostostal SA	1,787,172	999,072
Polish Oil & Gas	2,012,500	2,430,612
Polska Grupa Energetyczna SA	743,100	4,725,816
Polski Koncern Naftowy Orlen SA(1)	373,700	4,259,294
Powszechna Kasa Oszczednosci Bank Polski SA	704,210	7,605,666
Powszechny Zaklad Ubezpieczen SA	47,800	4,957,939
Rovese SA(1)	130,650	221,929
Tauron Polska Energia SA	1,935,700	3,249,027
Telekomunikacja Polska SA	1,209,250	6,486,524
TVN SA	759,820	2,657,997
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,900	164,461
Zaklady Azotowe Pulawy SA	8,500	245,243

		$77,597,604

Qatar — 1.6%

Aamal Co. QSC(1)	78,521	$334,403
Barwa Bank(1)(2)	82,170	145,078
Barwa Real Estate Co.	114,193	914,911
Commercial Bank of Qatar	78,567	1,785,882
Doha Bank, Ltd.	49,996	863,039
Gulf International Services QSC	101,750	634,561
Industries Qatar	237,545	8,508,898
Masraf Al Rayan(1)	455,150	3,198,802
Qatar Electricity & Water Co.	70,280	2,723,507
Qatar Fuel	13,226	938,661
Qatar Gas Transport Co., Ltd. (NAKILAT)	448,640	2,084,231
Qatar Insurance Co.	18,635	424,627
Qatar International Islamic Bank	45,943	668,248
Qatar Islamic Bank	61,687	1,397,051
Qatar National Bank	215,674	7,884,720
Qatar National Cement Co.	11,550	358,082
Qatar National Navigation	80,321	1,568,758
Qatar Telecom QSC	61,682	2,472,198
United Development Co.(1)	80,160	550,007
Vodafone Qatar(1)	1,007,110	2,018,790

		$39,474,454

Romania — 0.6%

Banca Transilvania(1)	8,749,520	$2,686,121
Biofarm Bucuresti	8,351,488	497,352
BRD-Group Societe Generale	1,852,560	6,238,345
OMV Petrom SA	41,816,100	4,244,633
Transelectrica SA	134,000	744,360
TRANSGAZ SA Medias	2,700	194,937

		$14,605,748

Russia — 6.2%

Aeroflot-Russian Airlines	229,000	$377,238
AvtoVAZ(1)	263,394	206,335
CTC Media, Inc.	247,967	2,484,629
Evraz PLC(1)	189,105	1,336,195
Federal Grid Co. Unified Energy System JSC	180,367,282	1,879,968
Federal Hydrogenerating Co. JSC	113,865,487	4,307,304
Federal Hydrogenerating Co. JSC ADR	56,000	217,719
IDGC Holding JSC(1)	14,107,700	1,285,085
Irkutsk Electronetwork Co. JSC(1)(2)	338,903	10,619
LSR Group GDR(3)	186,400	891,279
LUKOIL OAO ADR	238,077	13,984,586
Magnit OJSC GDR	49,200	1,265,927
Magnitogorsk Iron & Steel Works GDR(3)	53,108	316,836
Mail.ru Group, Ltd. GDR(1)(3)	63,600	2,103,375
Mechel ADR	105,900	1,174,431
MMC Norilsk Nickel	2,386	458,186
MMC Norilsk Nickel ADR	5,076	97,510
MMC Norilsk Nickel GDR	245,824	4,730,571
Mobile TeleSystems OJSC	1,156,028	8,128,507
Mosenergo	8,811,603	523,453
NovaTek OAO GDR(3)	47,416	6,416,207
Novolipetsk Steel GDR(3)	40,436	997,330
OAO Gazprom	73,400	444,140
OAO Gazprom ADR	2,293,654	27,857,278
OAO Inter Rao Ues	1,911,956,200	2,066,825
OAO TMK GDR(3)	64,757	766,066
PIK Group GDR(1)(3)	166,400	399,866
Rosneft Oil Co. GDR(3)	682,850	5,039,746
Rostelecom(1)	623,700	3,055,087
Rostelecom ADR(1)	30,400	891,936
RusHydro OJSC	5,150,925	198,888
Sberbank of Russia	7,545,888	22,382,681
Sberbank of Russia ADR	325,500	3,908,062
Severstal OAO GDR(3)	84,845	1,222,678
Sistema JSFC	1,359,200	1,159,199
Sistema JSFC GDR(3)	41,430	805,125
SOLLERS(1)	24,262	285,210

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Russia (continued)

Surgutneftegas OJSC ADR	411,203	$3,856,438
Surgutneftegas OJSC ADR, PFC Shares	3,489,400	2,148,532
Tatneft ADR	101,766	3,555,761
TGK-2(1)	13,779,634	1,213
Transneft, PFC Shares	847	1,611,931
United Co. RUSAL PLC(1)	744,000	565,927
Uralkali GDR(3)	115,925	4,140,554
VimpelCom, Ltd. ADR	364,284	3,883,268
VTB Bank OJSC GDR(3)	1,339,470	6,283,398
X5 Retail Group NV GDR(1)(3)	240,894	5,317,641
Yandex NV, Class A(1)	54,700	1,114,239

		$156,154,979

Slovenia — 0.5%

Gorenje DD(1)	37,265	$204,845
KRKA DD	88,405	5,838,189
Luka Koper(1)	35,250	392,740
Mercator Poslovni Sistem	8,415	1,603,540
Nova Kreditna Banka Maribor	123,892	509,487
Petrol	4,194	930,609
Reinsurance Co. Sava, Ltd.(1)	19,485	126,249
Sava DD(1)	4,180	63,315
Telekom Slovenije DD	15,242	1,434,951
Zavarovalnica Triglav DD	81,339	1,148,151

		$12,252,076

South Africa — 6.2%

ABSA Group, Ltd.	126,850	$2,402,208
Adcock Ingram Holdings, Ltd.	93,500	748,142
AECI, Ltd.	31,830	346,346
African Bank Investments, Ltd.	380,714	1,773,313
African Rainbow Minerals, Ltd.	38,400	903,969
Allied Electronics Corp., Ltd., PFC Shares	186,200	557,346
Anglo Platinum, Ltd.	24,280	1,716,920
AngloGold Ashanti, Ltd.	158,071	7,242,174
Aquarius Platinum, Ltd.	173,100	466,880
Arcelormittal South Africa, Ltd.	50,577	440,769
Arrowhead Properties, Ltd., Class A(1)	39,781	31,027
Arrowhead Properties, Ltd., Class B(1)	39,781	21,210
Aspen Pharmacare Holdings, Ltd.(1)	194,231	2,471,308
Aveng, Ltd.	536,790	2,379,418
AVI, Ltd.	119,300	632,667
Barloworld, Ltd.	282,820	3,162,841
Bidvest Group, Ltd.	321,596	6,887,186
Capital Property Fund	839,464	984,796
Clicks Group, Ltd.	147,300	746,085
DataTec, Ltd.	140,700	767,320
Discovery Holdings, Ltd.	250,145	1,453,282
FirstRand, Ltd.	1,525,650	4,392,165
Foschini, Ltd.	95,500	1,325,475
Gold Fields, Ltd.	305,577	5,045,447
Grindrod, Ltd.	340,300	650,174
Group Five, Ltd.	81,460	260,113
Growthpoint Properties, Ltd.	605,700	1,540,189
Harmony Gold Mining Co., Ltd.	148,010	1,796,636
Hyprop Investments, Ltd.	67,500	483,849
Illovo Sugar, Ltd.	87,400	284,833
Impala Platinum Holdings, Ltd.	207,080	4,534,351
Imperial Holdings, Ltd.	81,680	1,447,251
Investec, Ltd.	111,500	682,492
JD Group, Ltd.	58,290	368,007
JSE, Ltd.	42,700	417,834
Kumba Iron Ore, Ltd.	35,260	2,413,734
Kumba Resources, Ltd.	69,510	1,711,248
Lewis Group, Ltd.	32,500	308,649
Liberty Holdings, Ltd.	73,900	804,170
Life Healthcare Group Holdings, Ltd.	504,900	1,367,454
Massmart Holdings, Ltd.	41,650	936,830
Medi-Clinic Corp., Ltd.	57,420	260,501
MMI Holdings, Ltd.	512,896	1,190,921
Mondi, Ltd.	58,230	463,851
Mr. Price Group, Ltd.	118,100	1,300,912
MTN Group, Ltd.	1,358,940	23,120,763
Murray & Roberts Holdings, Ltd.(1)	426,950	1,463,332
Nampak, Ltd.	271,938	785,495
Naspers, Ltd., Class N	166,142	8,307,304
Nedbank Group, Ltd.	89,230	1,783,915
Netcare, Ltd.	582,550	1,010,663
Northam Platinum, Ltd.	106,038	456,444
Pick’n Pay Stores, Ltd.	180,470	1,051,892
Pretoria Portland Cement Co., Ltd.	225,427	815,575
Raubex Group, Ltd.	93,000	156,760
Redefine Properties, Ltd.	1,261,400	1,229,874
Remgro, Ltd.	192,000	3,118,352
Reunert, Ltd.	249,860	2,075,878
RMB Holdings, Ltd.	293,400	1,088,553
RMI Holdings	483,800	927,407
Sanlam, Ltd.	757,390	2,923,911
Sappi, Ltd.(1)	222,236	733,022
Sasol, Ltd.	192,550	9,845,526
Shoprite Holdings, Ltd.	212,000	3,520,495

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)

Spar Group, Ltd.	79,600	$1,126,384
Standard Bank Group, Ltd.	470,921	6,439,410
Steinhoff International Holdings, Ltd.(1)	548,840	1,750,413
Sun International, Ltd.	30,482	351,846
Telkom South Africa, Ltd.	253,050	953,678
Tiger Brands, Ltd.	76,800	2,470,881
Tongaat-Hulett	21,000	277,557
Truworths International, Ltd.	184,600	1,844,708
Vodacom Group (Pty), Ltd.	256,600	3,155,920
Wilson Bayly Holmes-Ovcon, Ltd.	68,900	968,172
Woolworths Holdings, Ltd.	371,409	1,993,243

		$155,869,666

South Korea — 5.8%

AMOREPACIFIC Corp.	688	$612,809
Asiana Airlines, Inc.(1)	46,000	302,229
BS Financial Group, Inc.	60,370	682,566
Celltrion, Inc.(1)	20,810	695,099
Cheil Industries, Inc.	14,000	1,250,651
Cheil Worldwide, Inc.	32,500	503,245
CJ CheilJedang Corp.(1)	1,796	492,230
CJ Corp.(1)	3,700	254,933
CJ O Shopping Co., Ltd.(1)	3,130	771,873
Daelim Industrial Co., Ltd.(1)	4,950	475,586
Daewoo Engineering & Construction Co., Ltd.(1)	37,741	397,764
Daewoo International Corp.	11,575	310,468
Daewoo Motor Sales Corp.(1)(2)	104,445	110,642
Daewoo Securities Co., Ltd.	56,293	658,574
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)	18,880	467,184
DGB Financial Group Co., Ltd.	48,450	645,316
Dong-A Pharmaceutical Co., Ltd.(1)	3,386	286,907
Dongbu Insurance Co., Ltd.	16,840	719,534
Dongkuk Steel Mill Co., Ltd.	12,930	271,450
Doosan Corp.	3,160	429,912
Doosan Heavy Industries & Construction Co., Ltd.(1)	14,200	852,722
Doosan Infracore Co., Ltd.(1)	16,600	280,176
E-Mart Co., Ltd.	5,028	1,211,201
GS Engineering & Construction Corp.	6,270	555,751
GS Holdings Corp.	16,000	885,223
Hana Financial Group, Inc.	70,030	2,397,766
Hanjin Heavy Industries & Construction Co., Ltd.(1)	9,911	183,685
Hanjin Shipping Co., Ltd.(1)	27,991	336,025
Hankook Tire Co., Ltd.(1)	32,340	1,289,803
Hanmi Pharmaceutical Co., Ltd.(1)	6,379	363,182
Hansol Paper Co., Ltd.(1)	30,000	236,320
Hanwha Chemical Corp.(1)	29,490	757,417
Hanwha Corp.(1)	17,590	568,278
Hite-Jinro Co., Ltd.(1)	5,421	120,681
Honam Petrochemical Corp.(1)	4,170	1,355,056
Hynix Semiconductor, Inc.(1)	83,690	1,995,568
Hyosung Corp.(1)	7,680	427,012
Hyundai Department Store Co., Ltd.(1)	6,215	1,011,828
Hyundai Development Co.(1)	16,000	323,148
Hyundai Engineering & Construction Co., Ltd.(1)	16,470	1,048,962
Hyundai Glovis Co., Ltd.	7,470	1,279,167
Hyundai Heavy Industries Co., Ltd.	10,970	3,037,126
Hyundai Marine & Fire Insurance Co., Ltd.	25,800	757,032
Hyundai Merchant Marine Co., Ltd.(1)	32,500	834,139
Hyundai Mipo Dockyard Co., Ltd.	3,775	423,082
Hyundai Mobis(1)	16,900	4,166,317
Hyundai Motor Co.	41,500	8,152,140
Hyundai Securities Co., Ltd.	43,870	415,283
Hyundai Steel Co.(1)	17,530	1,688,429
Industrial Bank of Korea(1)	54,280	608,799
Kangwon Land, Inc.(1)	35,740	837,441
KB Financial Group, Inc.	109,511	4,151,462
KCC Corp.	1,445	389,173
Kia Motors Corp.	56,320	3,381,351
Korea Electric Power Corp.(1)	110,520	2,746,440
Korea Exchange Bank	65,860	463,394
Korea Express Co., Ltd.(1)	4,349	343,568
Korea Gas Corp.(1)	5,680	224,242
Korea Investment Holdings Co., Ltd.	16,690	605,097
Korea Zinc Co., Ltd.(1)	4,440	1,512,088
Korean Air Lines Co., Ltd.(1)	23,502	1,064,917
Korean Reinsurance Co.	38,661	494,104
KT Corp.	44,253	1,314,672
KT&G Corp.	35,315	2,474,437
LG Chem, Ltd.	12,618	4,188,935
LG Corp.	19,110	1,195,831
LG Display Co., Ltd.(1)	34,900	908,370
LG Electronics, Inc.	22,220	1,634,072
LG Hausys, Ltd.	2,858	211,795
LG Household & Health Care, Ltd.	2,850	1,212,348
LG Life Sciences, Ltd.(1)	5,000	164,868
LG Uplus Corp.	154,920	870,399
LIG Insurance Co., Ltd.	12,400	267,331
Lotte Shopping Co., Ltd.	3,265	1,114,421
LS Corp.	3,530	266,768

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)

LS Industrial Systems Co., Ltd.	3,800	$221,601
Macquarie Korea Infrastructure Fund	31,415	142,047
Mirae Asset Securities Co., Ltd.	9,580	320,656
Namhae Chemical Corp.	15,250	145,015
NCsoft Corp.(1)	2,850	746,977
NHN Corp.	8,075	1,522,284
Nong Shim Co., Ltd.	1,400	295,123
OCI Co., Ltd.(1)	4,670	1,084,675
ORION Corp.(1)	800	487,591
POSCO	19,127	7,037,883
S-Oil Corp.	14,285	1,545,127
S1 Corp.	5,750	291,511
Samsung C&T Corp.	25,320	1,558,965
Samsung Card Co., Ltd.	14,060	542,374
Samsung Electro-Mechanics Co., Ltd.	9,390	768,994
Samsung Electronics Co., Ltd.	24,000	23,632,406
Samsung Electronics Co., Ltd., PFC Shares	1,928	1,131,885
Samsung Engineering Co., Ltd.	6,600	1,257,021
Samsung Fine Chemicals Co., Ltd.	8,450	462,473
Samsung Fire & Marine Insurance Co., Ltd.	12,585	2,434,673
Samsung Heavy Industries Co., Ltd.	31,450	998,579
Samsung Life Insurance Co., Ltd.	29,600	2,207,094
Samsung SDI Co., Ltd.	6,350	787,018
Samsung Securities Co., Ltd.	15,140	825,694
Samsung Techwin Co., Ltd.	9,295	467,439
Shinhan Financial Group Co., Ltd.	137,903	5,486,066
Shinsegae Co., Ltd.	1,775	435,912
SK Broadband Co., Ltd.(1)	83,346	249,040
SK C&C Co., Ltd.	3,900	452,383
SK Chemicals Co., Ltd.	5,860	336,446
SK Holdings Co., Ltd.	6,015	749,720
SK Innovation Co., Ltd.	17,679	2,668,210
SK Networks Co., Ltd.	26,310	257,279
SK Telecom Co., Ltd.	12,668	1,606,839
SK Telecom Co., Ltd. ADR	9,450	132,395
STX Pan Ocean Co., Ltd.(1)	54,780	349,006
TONGYANG Securities, Inc.	32,865	179,550
Woongjin Coway Co., Ltd.(1)	14,650	530,662
Woori Finance Holdings Co., Ltd.(1)	94,360	929,334
Woori Investment & Securities Co., Ltd.	47,308	558,439
Yuhan Corp.(1)	1,968	235,538

		$146,009,738

Taiwan — 6.3%

Acer, Inc.	645,990	$903,087
Advanced Semiconductor Engineering, Inc.	1,649,412	1,734,457
Altek Corp.	256,145	208,570
Ambassador Hotel	298,000	352,097
AmTRAN Technology Co., Ltd.	358,067	221,062
Asia Cement Corp.	994,461	1,193,571
Asia Optical Co., Inc.(1)	406,907	332,917
Asustek Computer, Inc.	197,325	1,559,810
AU Optronics Corp.	2,363,837	1,259,214
Capital Securities Corp.	711,928	294,899
Catcher Technology Co., Ltd.	211,647	1,316,869
Cathay Financial Holding Co., Ltd.	2,355,181	2,688,780
Chang Hwa Commercial Bank	1,952,740	1,104,955
Cheng Shin Rubber Industry Co., Ltd.	981,635	2,330,855
Chicony Electronics Co., Ltd.	152,599	268,047
Chimei Innolux Corp.(1)	1,479,884	685,596
China Airlines, Ltd.	1,349,411	634,329
China Development Financial Holding Corp.	4,084,804	1,215,282
China Life Insurance Co., Ltd.	920,050	857,116
China Motor Corp.	881,315	942,188
China Petrochemical Development Corp.	902,880	1,007,101
China Steel Corp.	3,705,873	3,668,659
Chinatrust Financial Holding Co., Ltd.	4,472,386	2,887,146
Chipbond Technology Corp.	259,000	298,618
Chong Hong Construction Co., Ltd.	166,139	331,202
Chunghwa Picture Tubes, Ltd.(1)	2,539,419	123,670
Chunghwa Telecom Co., Ltd.	1,880,746	6,109,210
Chunghwa Telecom Co., Ltd. ADR	20,616	668,165
Clevo Co.	170,426	288,232
Compal Electronics, Inc.	1,249,345	1,400,211
Coretronic Corp.	649,505	547,969
Delta Electronics, Inc.	446,105	1,154,930
Dynapack International Technology Corp.	111,374	551,770
E Ink Holdings, Inc.	267,000	379,196
E.Sun Financial Holding Co., Ltd.	1,495,144	703,852
Elan Microelectronics Corp.	345,300	359,971
Epistar Corp.	360,472	882,863
EVA Airways Corp.	1,016,118	682,409
Evergreen International Storage & Transport Corp.	319,000	173,653
Evergreen Marine Corp.	1,108,252	619,800
Everlight Electronics Co., Ltd.	281,291	537,961
Far Eastern Department Stores, Ltd.	1,155,313	1,559,906
Far Eastern New Century Corp.	963,798	1,184,748
Far EasTone Telecommunications Co., Ltd.	875,074	1,686,871
Faraday Technology Corp.	177,880	252,386
Feng Hsin Iron & Steel Co., Ltd.	183,260	306,562
First Financial Holding Co., Ltd.	2,333,190	1,430,523

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)

Formosa Chemicals & Fibre Corp.	1,237,980	$3,555,619
Formosa International Hotels Corp.	32,028	446,158
Formosa Petrochemical Corp.	582,320	1,815,798
Formosa Plastics Corp.	1,619,670	4,719,216
Formosa Taffeta Co., Ltd.	842,000	808,503
Formosan Rubber Group, Inc.	433,000	290,291
Foxconn International Holdings, Ltd.(1)	582,000	400,159
Foxconn Technology Co., Ltd.	268,059	1,052,330
Fubon Financial Holding Co., Ltd.	2,207,152	2,458,607
Giant Manufacturing Co., Ltd.	150,208	635,278
Gintech Energy Corp.	139,649	196,726
Goldsun Development & Construction Co., Ltd.	889,928	350,440
Great Wall Enterprise Co., Ltd.	682,273	680,262
HannStar Display Corp.(1)	2,250,299	157,604
Highwealth Construction Corp.	227,705	369,500
Hon Hai Precision Industry Co., Ltd.	2,093,737	6,752,235
Hotai Motor Co., Ltd.	159,000	822,602
HTC Corp.	215,798	3,548,626
Hua Nan Financial Holdings Co., Ltd.	2,074,065	1,177,734
Inotera Memories, Inc.(1)	895,786	164,706
Inventec Co., Ltd.	614,460	259,760
KGI Securities Co., Ltd.	1,195,205	505,032
Largan Precision Co., Ltd.	27,795	598,425
Lite-On Technology Corp.	797,049	1,011,026
Macronix International Co., Ltd.	1,158,860	509,489
MediaTek, Inc.	307,462	2,937,396
Mega Financial Holding Co., Ltd.	4,636,800	3,178,950
Motech Industries, Inc.	122,451	265,565
Nan Kang Rubber Tire Co., Ltd.	689,279	1,113,996
Nan Ya Plastics Corp.	2,042,608	4,316,560
Neo Solar Power Corp.	588,631	492,075
Novatek Microelectronics Corp., Ltd.	215,942	613,726
Pegatron Corp.	433,028	524,260
Phison Electronics Corp.	60,363	442,130
Pou Chen Corp.	1,251,819	1,098,401
Powertech Technology, Inc.	273,865	685,594
President Chain Store Corp.	374,664	2,016,309
Qisda Corp.	714,000	177,268
Quanta Computer, Inc.	822,508	1,759,763
Radiant Opto-Electronics Corp.	265,119	1,009,165
Radium Life Tech Co., Ltd.	338,169	276,934
Realtek Semiconductor Corp.	117,994	218,819
RichTek Technology Corp.	101,478	566,738
Ritek Corp.(1)	1,292,159	203,781
Ruentex Development Co., Ltd.	331,350	409,346
Ruentex Industries, Ltd.	711,005	1,355,572
Sanyang Industrial Co., Ltd.	786,866	465,416
Shin Kong Financial Holding Co., Ltd.(1)	2,714,368	825,057
Shin Kong Synthetic Fibers Corp.	1,321,483	412,729
Siliconware Precision Industries Co., Ltd.	863,243	993,576
Simplo Technology Co., Ltd.	70,809	497,623
Sino-American Silicon Products, Inc.	336,233	693,309
SinoPac Financial Holdings Co., Ltd.	3,043,795	951,824
Solar Applied Materials Technology Corp.	305,690	380,242
Star Comgisitic Capital Co., Ltd.	222,320	139,559
Synnex Technology International Corp.	409,818	1,011,454
Tainan Spinning Co., Ltd.	891,959	355,998
Taishin Financial Holdings Co., Ltd.	2,703,629	1,005,325
Taiwan Business Bank(1)	1,115,056	366,189
Taiwan Cement Corp.	1,175,850	1,466,506
Taiwan Cooperative Financial Holding Co., Ltd.(1)	1,267,826	792,726
Taiwan Fertilizer Co., Ltd.	348,000	903,084
Taiwan Glass Industry Corp.	519,200	600,354
Taiwan Mobile Co., Ltd.	860,784	2,603,147
Taiwan Semiconductor Manufacturing Co., Ltd.	5,707,465	15,141,141
Taiwan Tea Corp.	395,711	188,343
Tatung Co., Ltd.(1)	2,377,785	676,333
Teco Electric & Machinery Co., Ltd.	482,000	318,438
Tong Yang Industry Co., Ltd.	574,680	666,291
TPK Holding Co., Ltd.(1)	44,100	640,483
Tripod Technology Corp.	249,535	696,001
TSRC Corp.	314,600	824,215
TTY Biopharm Co., Ltd.	171,526	596,579
Tung Ho Steel Enterprise Corp.	532,060	503,234
U-Ming Marine Transport Corp.	186,000	286,051
Uni-President Enterprises Corp.	2,282,430	3,368,567
Unimicron Technology Corp.	359,000	473,408
United Microelectronics Corp.	3,397,090	1,791,802
Walsin Lihwa Corp.	958,000	338,661
Wan Hai Lines, Ltd.	518,962	289,015
Waterland Financial Holdings	990,837	325,215
Wei Chuan Food Corp.	379,000	428,272
Wintek Corp.	692,877	565,484
Wistron Corp.	704,311	1,058,065
WPG Holdings Co., Ltd.	459,489	643,144
Yageo Corp.	788,000	242,476
Yang Ming Marine Transport	700,755	308,030
Yieh Phui Enterprise	1,068,190	359,509
Young Fast Optoelectronics Co., Ltd.	147,302	343,651
Yuanta Financial Holding Co., Ltd.(1)	3,967,938	2,243,354
Yuen Foong Yu Paper Manufacturing Co., Ltd.	899,120	384,586

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)

Yulon Motor Co., Ltd.	925,809	$1,813,683
Zinwell Corp.	185,871	227,658

		$157,055,566

Thailand — 3.4%

Advanced Info Service PCL(5)	1,853,000	$9,025,771
Airports of Thailand PCL(5)	742,000	1,262,476
Asian Property Development PCL(5)	2,877,000	487,147
Bangkok Bank PCL	252,500	1,249,977
Bangkok Bank PCL(5)	101,800	546,882
Bangkok Dusit Medical Services PCL(1)(5)	559,400	1,385,909
Bank of Ayudhya PCL(5)	2,076,800	1,492,188
Banpu PCL(5)	77,400	1,478,731
BEC World PCL(5)	1,567,600	2,185,729
Bumrungrad Hospital PCL(5)	899,500	1,372,286
Cal-Comp Electronics (Thailand) PCL(5)	2,747,300	232,314
Central Pattana PCL(5)	426,000	539,559
CH. Karnchang PCL(5)	892,200	218,815
Charoen Pokphand Foods PCL(5)	4,153,900	4,691,304
CP ALL PCL(5)	2,981,100	5,628,553
Delta Electronics (Thailand) PCL(5)	1,087,100	751,393
Electricity Generating PCL(5)	207,400	613,280
Glow Energy PCL(5)	1,063,200	1,913,592
Hana Microelectronics PCL(5)	888,200	524,684
Indorama Ventures PCL(5)	730,000	752,273
IRPC PCL(5)	9,400,700	1,388,227
Italian-Thai Development PCL(5)	4,702,400	530,831
Kasikornbank PCL(5)	998,000	4,259,485
Khon Kaen Sugar Industry PCL	1,832,000	851,166
Krung Thai Bank PCL(5)	1,945,000	959,506
L.P.N. Development PCL(5)	1,255,000	566,669
Land & Houses PCL	1,242,800	256,401
Land & Houses PCL(5)	1,350,700	287,638
Minor International PCL(5)	2,325,270	870,077
Precious Shipping PCL(5)	258,800	136,960
Pruksa Real Estate PCL(5)	1,150,000	526,342
PTT Exploration & Production PCL(5)	949,800	5,422,939
PTT Global Chemical PCL(1)(5)	906,050	1,948,337
PTT PCL(5)	601,460	6,593,943
Quality House PCL(5)	5,618,700	284,503
Ratchaburi Electricity Generating Holding PCL(5)	676,000	961,111
Sahaviriya Steel Industries PCL(1)(5)	6,249,960	165,359
Samart Corp. PCL(5)	1,341,500	348,639
Siam Cement PCL(5)	215,500	2,405,611
Siam City Cement PCL(5)	47,690	395,622
Siam Commercial Bank PCL(5)	1,211,000	4,723,065
Siam Makro PCL(5)	35,000	289,004
Sino Thai Engineering & Construction PCL(5)	2,479,500	1,103,385
Thai Airways International PCL(5)	1,268,700	969,577
Thai Beverage PCL	7,386,000	1,729,652
Thai Oil PCL(5)	712,500	1,475,040
Thai Tap Water Supply Co., Ltd.(5)	3,598,200	650,493
Thai Union Frozen Products PCL(5)	643,335	1,380,849
Thanachart Capital PCL(5)	417,400	349,996
Thoresen Thai Agencies PCL(5)	824,160	563,829
TMB Bank PCL(5)	13,375,900	720,175
Total Access Communication PCL(5)	474,800	1,031,144
Total Access Communication PCL NVDR	723,300	1,634,662
TPI Polene PCL(5)	1,115,200	590,251
True Corp. PCL(1)(5)	14,176,797	1,481,302

		$84,204,653

Turkey — 3.2%

Adana Cimento Sanayii TAS	93,019	$190,179
Akbank TAS	1,479,533	5,548,781
Akcansa Cimento AS	56,400	236,526
Akenerji Elektrik Uretim AS(1)	308,455	362,004
Aksa Akrilik Kimya Sanayii AS	185,209	469,071
Albaraka Turk Katilim Bankasi AS	312,900	290,308
Anadolu Efes Biracilik ve Malt Sanayii AS	212,239	2,964,097
Arcelik AS	339,754	1,468,673
Asya Katilim Bankasi AS(1)	944,900	896,803
Aygaz AS	69,913	352,686
Bagfas Bandirma Gubre Fabrikalari AS	6,300	587,275
BIM Birlesik Magazalar AS	105,560	3,250,036
Cimsa Cimento Sanayi ve Ticaret AS	66,200	318,411
Coca-Cola Icecek AS	65,700	859,154
Dogan Sirketler Grubu Holding AS(1)	2,831,509	971,909
Dogan Yayin Holding AS(1)	1,086,804	365,862
Eczacibasi Ilac Sanayi ve Ticaret AS	356,500	358,548
Enka Insaat ve Sanayi AS	1,299,497	3,551,143
Eregli Demir ve Celik Fabrikalari TAS	1,747,321	3,814,382
Ford Otomotiv Sanayi AS	94,600	844,637
Gubre Fabrikalari TAS(1)	25,300	161,165
Haci Omer Sabanci Holding AS	854,018	3,263,513
Hurriyet Gazetecilik ve Matbaacilik AS(1)	783,538	391,684
Ihlas Holding AS(1)	1,865,600	806,456
Is Gayrimenkul Yatirim Ortakligi AS	527,286	334,406
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,170,360	545,448
KOC Holding AS	1,526,534	5,928,769
Koza Altin Isletmeleri AS	75,000	1,326,321

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Turkey (continued)

Koza Davetiyeleri(1)	215,300	$461,324
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	225,000	128,936
Petkim Petrokimya Holding AS(1)	822,861	941,957
Petrol Ofisi AS(1)	93,978	243,192
Sekerbank TAS	747,999	406,318
TAV Havalimanlari Holding AS(1)	214,000	961,322
Tekfen Holding AS	355,317	1,217,687
Tofas Turk Otomobil Fabrikasi AS	194,200	823,866
Trakya Cam Sanayii AS	445,491	662,661
Tupras-Turkiye Petrol Rafinerileri AS	205,670	4,675,157
Turcas Petrolculuk AS	144,459	198,627
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	923,522	1,220,708
Turk Sise ve Cam Fabrikalari AS	614,899	1,259,579
Turk Telekomunikasyon AS	805,100	3,590,147
Turkcell Iletisim Hizmetleri AS(1)	1,211,400	6,232,798
Turkiye Garanti Bankasi AS	2,046,100	7,367,671
Turkiye Halk Bankasi AS	325,100	2,133,863
Turkiye Is Bankasi	1,332,807	2,776,267
Turkiye Sinai Kalkinma Bankasi AS	293,332	353,551
Turkiye Vakiflar Bankasi TAO	587,200	952,576
Ulker Gida Sanayi ve Ticaret AS	226,859	681,494
Yapi ve Kredi Bankasi AS(1)	734,885	1,361,123
Yazicilar Holding AS	49,200	307,658
Zorlu Enerji Elektrik Uretim AS(1)	299,054	252,104

		$79,668,833

United Arab Emirates — 1.6%

Aabar Investments (PJSC)(1)(2)	2,497,440	$492,947
Abu Dhabi Commercial Bank (PJSC)(1)	2,487,000	1,953,025
Abu Dhabi National Hotels	718,461	410,847
Agthia Group (PJSC)	1,252,100	612,219
Air Arabia (PJSC)	9,312,600	1,651,665
Ajman Bank (PJSC)(1)	2,266,800	499,393
Aldar Properties (PJSC)(1)	3,791,444	989,116
Amlak Finance (PJSC)(1)(2)	227,500	0
Arabtec Holding Co.(1)	9,222,875	5,039,733
Aramex (PJSC)	982,500	472,977
Dana Gas(1)	17,357,790	1,933,897
DP World, Ltd.	528,216	5,773,402
Dubai Financial Market(1)	5,576,800	1,227,922
Dubai Investments (PJSC)	1,391,777	241,866
Dubai Islamic Bank (PJSC)	2,229,697	1,273,655
Emaar Properties (PJSC)	8,163,100	6,071,674
Emirates NBD (PJSC)	606,700	496,347
First Gulf Bank (PJSC)	589,420	2,748,070
Islamic Arabic Insurance Co.(1)	946,000	151,093
National Bank of Abu Dhabi (PJSC)	1,534,366	4,474,298
Ras Al Khaimah Cement Co.(1)	2,052,000	356,874
Ras Al Khaimah Co.	490,450	220,300
Ras Al Khaimah Properties (PJSC)(1)	2,244,000	195,321
Sorouh Real Estate Co.(1)	848,925	198,484
Union National Bank	1,604,284	1,348,413
Waha Capital (PJSC)	2,364,751	334,172

		$39,167,710

Vietnam — 0.6%

Bank for Foreign Trade of Vietnam JSC(1)	419,440	$486,940
Baoviet Holdings	269,000	664,834
Development Investment Construction Corp.	200,850	113,684
FPT Corp.	541,333	1,279,548
Gemadept Corp.(1)	312,000	269,886
Hagl JSC(1)	786,550	811,453
HCM City Infrastructure Investment JSC	365,000	399,474
Hoa Phat Group JSC(1)	781,110	627,745
Kim Long Securities Corp.(1)	1,377,700	596,531
Kinh Bac City Development Share Holding Corp.(1)	328,860	181,425
Kinhdo Corp.	505,750	733,955
Masan Group Corp.(1)	113,390	577,011
PetroVietnam Construction JSC(1)	716,625	252,050
PetroVietnam Drilling and Well Services JSC	587,083	1,061,573
PetroVietnam Fertilizer and Chemical JSC	737,000	946,250
PetroVietnam Technical Services JSC(1)	333,000	220,013
Pha Lai Thermal Power JSC(1)	483,390	170,087
Refrigeration Electrical Engineering Corp.	1,182,100	724,908
Saigon Securities, Inc.	882,600	633,430
Song Da Urban & Industrial Zone Investment and Development JSC	153,250	179,986
Tan Tao Investment Industry Co.(1)	1,087,300	367,054
Vietnam Construction and Import-Export JSC(1)	621,655	265,969
Vietnam Dairy Products JSC	346,485	1,417,540
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	449,400	491,713
Vincom JSC	523,245	2,715,532

		$16,188,591

Total Common Stocks
(identified cost $2,312,707,337)		$2,451,056,956

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

Corporate Bonds — 0.0%(4)

		Principal
		Amount
Security		(000’s omitted)	Value

Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	1,240	$26,173

Total Corporate Bonds
(identified cost $27,437)			$26,173

Equity-Linked Securities(6) — 0.8%

	Maturity
Security	Date	Shares	Value

Saudi Arabia — 0.8%

Al Abdullatif Industrial Investment Co.(7)	7/6/12	24,300	$175,275
Al Rajhi Bank(7)	4/30/12	93,193	1,798,527
Alinma Bank(7)	6/4/12	156,100	417,286
Almarai Co., Ltd.(7)	3/27/12	46,000	1,245,001
Arab National Bank(7)	6/4/12	59,500	435,516
Bank Albilad(7)	9/21/12	38,000	226,214
Banque Saudi Fransi(7)	4/30/12	34,584	387,780
Dar Al Arkan Real Estate Development(7)	8/13/12	185,500	406,848
Etihad Etisalat Co.(7)	4/2/12	95,862	1,485,779
Fawaz Abdulaziz Alhokair Co.(7)	4/4/12	20,000	346,648
Jabal Omar Development Co.(7)	5/3/13	84,579	309,542
Jarir Marketing Co.(7)	6/4/12	16,950	631,637
Mobile Telecommunications Co.(7)	6/4/12	295,500	581,116
National Industrialization Co.(7)	5/14/12	176,253	1,854,085
Rabigh Refining and Petrochemicals Co.(7)	4/2/12	21,500	128,562
Riyad Bank(7)	6/11/12	82,700	518,777
Sahara Petrochemical Co.(7)	11/26/12	69,000	282,883
Samba Financial Group(7)	4/30/12	65,008	783,522
Saudi Arabian Amiantit Co.(7)	6/25/12	53,100	249,557
Saudi Arabian Fertilizer Co.(7)	6/4/12	14,650	700,233
Saudi Arabian Mining Co.(7)	6/25/12	54,900	423,806
Saudi Basic Industries Corp.(7)	3/26/12	89,696	2,257,231
Saudi British Bank(7)	10/2/12	16,800	189,494
Saudi Cable Co.(7)	9/21/12	30,000	143,193
Saudi Cement Co.(7)	8/13/12	15,300	325,872
Saudi Chemical Co.(7)	11/26/12	25,900	253,116
Saudi Electricity Co.(7)	6/25/12	268,400	982,290
Saudi Industrial Investment Group(7)	6/11/12	40,000	218,922
Saudi International Petrochemicals Co.(7)	9/21/12	40,700	220,582
Saudi Kayan Petrochemical Co.(7)	6/4/12	49,000	210,688
Saudi Telecom Co.(7)	5/21/12	78,600	719,937
Savola(7)	4/20/12	115,300	970,007
Yanbu National Petrochemicals Co.(7)	1/7/13	23,900	282,643

Total Equity-Linked Securities
(identified cost $18,661,019)			$20,162,569

Investment Funds — 0.1%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	1,239,727	$2,169,522

Total Investment Funds
(identified cost $5,027,204)		$2,169,522

Rights(1) — 0.0%

Security	Shares	Value

Sahaviriya Steel Industries PCL	568	$0

Total Rights
(identified cost $0)		$0

Short-Term Investments — 0.9%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/12	$22,287	$22,287,032

Total Short-Term Investments
(identified cost $22,287,032)		$22,287,032

Total Investments — 99.6%
(identified cost $2,358,710,029)		$2,495,702,252

Other Assets, Less Liabilities — 0.4%		$9,129,147

Net Assets — 100.0%		$2,504,831,399

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt
PCL	- Public Company Ltd.
PFC Shares	- Preference Shares
INR	- Indian Rupee

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Amount is less than 0.05%.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Portfolio of Investments — continued

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $20,162,569 or 0.8% of the Fund’s net assets.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

United States Dollar	12.4%	$311,545,374
Hong Kong Dollar	8.1	201,856,334
Indian Rupee	6.7	168,819,263
Brazilian Real	6.5	161,812,669
New Taiwan Dollar	6.2	155,987,242
South African Rand	6.2	155,402,786
Mexican Peso	6.1	151,465,046
South Korean Won	5.8	145,877,343
Thai Baht	3.3	81,443,857
New Turkish Lira	3.2	79,668,833
Indonesian Rupiah	3.1	78,393,583
Chilean Peso	3.1	77,767,624
Polish Zloty	3.1	77,597,604
Malaysian Ringgit	3.0	75,928,276
Philippine Peso	1.7	43,543,331
Egyptian Pound	1.7	42,619,790
Hungarian Forint	1.7	42,191,152
Czech Koruna	1.6	39,539,417
Kuwaiti Dinar	1.6	39,520,926
Qatari Riyal	1.6	39,474,454
Moroccan Dirham	1.5	37,506,323
Colombian Peso	1.4	35,515,042
United Arab Emirates Dirham	1.3	33,394,308
Other currency, less than 1% each	8.7	218,831,675

Total Investments	99.6%	$2,495,702,252

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	25.7%	$642,953,322
Materials	12.3	308,211,722
Telecommunication Services	10.5	264,400,390
Energy	10.3	258,331,313
Industrials	9.9	249,053,135
Consumer Staples	8.4	210,241,806
Consumer Discretionary	7.4	185,115,136
Information Technology	7.1	177,504,798
Utilities	5.0	125,930,288
Health Care	2.0	49,477,615
Other	0.9	22,313,205
Investment Funds	0.1	2,169,522

Total Investments	99.6%	$2,495,702,252

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Statement of Assets and Liabilities

Assets	January 31, 2012

Investments, at value (identified cost, $2,358,710,029)	$2,495,702,252
Cash	2,850
Foreign currency, at value (identified cost, $5,880,945)	6,048,652
Dividends and interest receivable	1,691,124
Receivable for investments sold	3,296
Receivable for Fund shares sold	16,876,865
Tax reclaims receivable	6,745

Total assets	$2,520,331,784

Liabilities

Payable for investments purchased	$9,084,723
Payable for Fund shares redeemed	3,406,657
Payable to affiliates:
Investment adviser fee	1,587,465
Administration fee	299,055
Distribution and service fees	117,705
Accrued foreign capital gains taxes	73,875
Accrued expenses	930,905

Total liabilities	$15,500,385

Net Assets	$2,504,831,399

Sources of Net Assets

Paid-in capital	$2,433,054,989
Accumulated net realized loss	(58,352,487)
Accumulated distributions in excess of net investment income	(6,958,649)
Net unrealized appreciation	137,087,546

Total	$2,504,831,399

Class A Shares

Net Assets	$493,567,329
Shares Outstanding	35,410,188
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.94
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.79

Class C Shares

Net Assets	$22,646,365
Shares Outstanding	1,638,443
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.82

Class I Shares

Net Assets	$1,988,617,705
Shares Outstanding	142,343,385
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.97

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Statement of Operations

	Period Ended	Year Ended
Investment Income	January 31, 2012(1)	October 31, 2011

Dividends (net of foreign taxes, $502,593 and $6,422,467)	$5,874,989	$63,323,144
Interest (net of foreign taxes, $83 and $215)	806	2,843

Total investment income	$5,875,795	$63,325,987

Expenses

Investment adviser fee	$4,584,065	$18,431,317
Administration fee	862,913	3,471,255
Distribution and service fees
Class A	290,200	1,053,428
Class C	54,341	255,751
Trustees’ fees and expenses	29,792	50,858
Custodian fee	872,660	3,520,978
Transfer and dividend disbursing agent fees	356,378	1,091,165
Legal and accounting services	97,429	134,738
Printing and postage	69,898	156,545
Registration fees	2,004	553,133
Stock dividend tax	7,813	208,194
Miscellaneous	22,252	113,061

Total expenses	$7,249,745	$29,040,423

Net investment income (loss)	$(1,373,950)	$34,285,564

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $0 and $1,795)	$(1,473,502)	$(1,102,629)
Foreign currency transactions	(235,435)	(2,153,784)

Net realized loss	$(1,708,937)	$(3,256,413)

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $22,049 and $13,115)	$64,914,991	$(303,641,095)
Foreign currency	222,162	(54,953)

Net change in unrealized appreciation (depreciation)	$65,137,153	$(303,696,048)

Net realized and unrealized gain (loss)	$63,428,216	$(306,952,461)

Net increase (decrease) in net assets from operations	$62,054,266	$(272,666,897)

(1)	For the three months ended January 31, 2012.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Statements of Changes in Net Assets

	Period Ended	Year Ended October 31,
Increase (Decrease) in Net Assets	January 31, 2012(1)	2011	2010

From operations —
Net investment income (loss)	$(1,373,950)	$34,285,564	$14,855,950
Net realized loss from investment and foreign currency transactions	(1,708,937)	(3,256,413)	(684,361)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	65,137,153	(303,696,048)	307,991,093

Net increase (decrease) in net assets from operations	$62,054,266	$(272,666,897)	$322,162,682

Distributions to shareholders —
From net investment income
Class A	$(4,395,060)	$(3,647,967)	$(713,599)
Class C	(7,468)	(101,937)	(32,419)
Class I	(21,751,205)	(20,253,048)	(8,254,564)

Total distributions to shareholders	$(26,153,733)	$(24,002,952)	$(9,000,582)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$34,739,668	$356,399,103	$147,108,580
Class C	1,118,307	10,795,829	7,882,273
Class I	289,026,107	798,457,889	660,471,185
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,175,717	2,710,545	602,017
Class C	5,598	74,023	21,890
Class I	12,905,338	12,174,959	4,741,826
Cost of shares redeemed
Class A	(32,023,448)	(87,629,407)	(65,660,576)
Class C	(1,777,341)	(7,563,045)	(6,187,470)
Class I	(187,205,005)	(352,427,789)	(167,749,862)
Issued in connection with tax-free reorganization (see Note 12)
Class A	—	—	50,476,946
Redemption fees	—	7,342	178,057

Net increase in net assets from Fund share transactions	$118,964,941	$732,999,449	$631,884,866

Net increase in net assets	$154,865,474	$436,329,600	$945,046,966

Net Assets

At beginning of period	$2,349,965,925	$1,913,636,325	$968,589,359

At end of period	$2,504,831,399	$2,349,965,925	$1,913,636,325

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(6,958,649)	$20,581,803	$12,482,235

(1)	For the three months ended January 31, 2012.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Financial Highlights

	Class A

			Year Ended October 31,
	Period Ended
	January 31, 2012(1)		2011	2010	2009		2008		2007

Net asset value — Beginning of period	$13.750		$15.540	$12.440	$8.290		$17.500		$11.150

Income (Loss) From Operations

Net investment income (loss)(2)	$(0.014)		$0.201	$0.105	$0.121		$0.190		$0.110
Net realized and unrealized gain (loss)	0.328		(1.826)	3.082	4.120		(9.216)		6.215

Total income (loss) from operations	$0.314		$(1.625)	$3.187	$4.241		$(9.026)		$6.325

Less Distributions

From net investment income	$(0.124)		$(0.165)	$(0.089)	$(0.092)		$(0.087)		$—
From net realized gain	—		—	—	—		(0.098)		—

Total distributions	$(0.124)		$(0.165)	$(0.089)	$(0.092)		$(0.185)		$—

Redemption fees(2)	$—		$0.000 (3)	$0.002	$0.001		$0.001		$0.025

Net asset value — End of period	$13.940		$13.750	$15.540	$12.440		$8.290		$17.500

Total Return(4)	2.38	%(5)	(10.59)%	25.77%	51.81%		(52.10)%		56.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$493,567		$481,194	$267,040	$104,727		$74,062		$81,611
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.45	%(7)	1.45%	1.51%	1.57	%(8)	1.50	%(8)	1.50	%(8)
Net investment income (loss)	(0.43	)%(7)	1.33%	0.77%	1.26%		1.33%		0.77%
Portfolio Turnover	0	%(5)(9)	3%	8%	11%		5%		6%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02%, 0.20% and 0.52% of average daily net assets for the years ended October 31, 2009, 2008 and 2007, respectively).
(9)	Amount is less than 0.5%.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Financial Highlights — continued

	Class C

			Year Ended October 31,
	Period Ended
	January 31, 2012(1)		2011	2010	2009		2008		2007

Net asset value — Beginning of period	$13.530		$15.310	$12.280	$8.160		$17.320		$11.120

Income (Loss) From Operations

Net investment income (loss)(2)	$(0.038)		$0.074	$0.020	$0.042		$0.092		$0.010
Net realized and unrealized gain (loss)	0.333		(1.792)	3.032	4.087		(9.117)		6.190

Total income (loss) from operations	$0.295		$(1.718)	$3.052	$4.129		$(9.025)		$6.200

Less Distributions

From net investment income	$(0.005)		$(0.062)	$(0.024)	$(0.010)		$(0.038)		$—
From net realized gain	—		—	—	—		(0.098)		—

Total distributions	$(0.005)		$(0.062)	$(0.024)	$(0.010)		$(0.136)		$—

Redemption fees(2)	$—		$0.000 (3)	$0.002	$0.001		$0.001		$—

Net asset value — End of period	$13.820		$13.530	$15.310	$12.280		$8.160		$17.320

Total Return(4)	2.18	%(5)	(11.27)%	24.91%	50.69%		(52.50)%		55.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,646		$22,866	$22,800	$16,918		$9,828		$10,218
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.19	%(7)	2.19%	2.26%	2.32	%(8)	2.25	%(8)	2.25	%(8)
Net investment income (loss)	(1.18	)%(7)	0.49%	0.15%	0.44%		0.65%		0.06%
Portfolio Turnover	0	%(5)(9)	3%	8%	11%		5%		6%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02%, 0.20% and 0.52% of average daily net assets for the years ended October 31, 2009, 2008 and 2007, respectively).
(9)	Amount is less than 0.5%.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Financial Highlights — continued

	Class I

			Year Ended October 31,
	Period Ended
	January 31, 2012(1)		2011	2010	2009		2008		2007

Net asset value — Beginning of period	$13.810		$15.580	$12.460	$8.320		$17.540		$11.150

Income (Loss) From Operations

Net investment income (loss)(2)	$(0.006)		$0.233	$0.163	$0.156		$0.231		$0.160
Net realized and unrealized gain (loss)	0.322		(1.821)	3.071	4.109		(9.251)		6.232

Total income (loss) from operations	$0.316		$(1.588)	$3.234	$4.265		$(9.020)		$6.392

Less Distributions

From net investment income	$(0.156)		$(0.182)	$(0.116)	$(0.126)		$(0.103)		$(0.002)
From net realized gain	—		—	—	—		(0.098)		—

Total distributions	$(0.156)		$(0.182)	$(0.116)	$(0.126)		$(0.201)		$(0.002)

Redemption fees(2)	$—		$0.000 (3)	$0.002	$0.001		$0.001		$0.000	(3)

Net asset value — End of period	$13.970		$13.810	$15.580	$12.460		$8.320		$17.540

Total Return(4)	2.41	%(5)	(10.39)%	26.22%	52.15%		(51.99)%		57.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,988,618		$1,845,906	$1,623,796	$846,944		$278,147		$273,719
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.20	%(7)	1.20%	1.26%	1.33	%(8)	1.25	%(8)	1.25	%(8)
Net investment income (loss)	(0.18	)%(7)	1.53%	1.19%	1.56%		1.62%		1.12%
Portfolio Turnover	0	%(5)(9)	3%	8%	11%		5%		6%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02%, 0.20% and 0.52% of average daily net assets for the years ended October 31, 2009, 2008 and 2007, respectively).
(9)	Amount is less than 0.5%.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Parametric Structured Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Notes to Financial Statements — continued

Prior to December 1, 2011, the Fund was subject to a two percent transaction tax on foreign currency inflows for new investments in Brazil. The Fund incurred no such tax for the three months ended January 31, 2012. For the year ended October 31, 2011, such tax amounted to $713,285 and is included in net realized gain (loss) on foreign currency transactions.

At January 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $48,742,945 and realized capital losses of $1,473,502 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on January 31, 2016 ($2,790,563), January 31, 2017 ($44,871,373) and January 31, 2019 ($1,081,009). A capital loss carryforward of $7,660,713 included in the amounts above is available to the Fund as a result of the reorganization on September 24, 2010 (see Note 12). Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations. For tax years beginning after December 22, 2010, current year net realized capital losses are treated as arising on the first day of the Fund’s next taxable year. Such capital losses are treated as realized prior to the utilization of the capital loss carryforward.

Additionally, at January 31, 2012, the Fund had a net loss of $997,168 attributable to foreign currency and passive foreign investment company transactions incurred after October 31, 2011. This net loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2013.

As of January 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended January 31, 2012 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Class A or Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Notes to Financial Statements — continued

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the three months ended January 31, 2012 and the years ended October 31, 2011 and October 31, 2010 was as follows:

		Years Ended October 31,
	Period Ended
	January 31, 2012(1)	2011	2010

Distributions declared from:
Ordinary income	$26,153,733	$24,002,952	$9,000,582

(1)	For the three months ended January 31, 2012.

During the three months ended January 31, 2012, accumulated net realized loss was decreased by $235,435, accumulated distributions in excess of net investment income was increased by $12,769 and paid-in capital was decreased by $222,666 due to differences between book and tax accounting, primarily for foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward and deferred capital losses	$(50,216,447)
Post October losses	$(997,168)
Net unrealized appreciation	$122,990,025

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, investments in passive foreign investment companies and partnership allocations.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion and 0.73% on average daily net assets of $5 billion and over, and is payable monthly. For the three months ended January 31, 2012, the investment adviser fee amounted to $4,584,065 or 0.80% (annualized) of the Fund’s average daily net assets. For the year ended October 31, 2011, the investment adviser fee amounted to $18,431,317 or 0.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. The administration fee amounted to $862,913 and $3,471,255 for the three months ended January 31, 2012 and the year ended October 31, 2011, respectively.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. EVM earned sub-transfer agent fees of $28,645 and $52,608 for the three months ended January 31, 2012 and the year ended October 31, 2011, respectively. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,537 and $37,709 for the three months ended January 31, 2012 and the year ended October 31, 2011, respectively, as its portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the three months ended January 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Notes to Financial Statements — continued

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD amounted to $290,200 and $1,053,428 for Class A shares for the three months ended January 31, 2012 and the year ended October 31, 2011, respectively.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. The Fund paid or accrued to EVD $40,756 and $191,813 for the three months ended January 31, 2012 and the year ended October 31, 2011, respectively, representing 0.75% (annualized) and 0.75%, respectively, of the average daily net assets of Class C shares. At January 31, 2012, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $2,062,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued amounted to $13,585 and $63,938 for the three months ended January 31, 2012 and the year ended October 31, 2011, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the three months ended January 31, 2012, the Fund was informed that EVD received approximately $2,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively. For the year ended October 31, 2011, the Fund was informed that EVD received approximately $7,000 and $9,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $88,878,356 and $8,858,182, respectively, for the three months ended January 31, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Period Ended	Year Ended October 31,
Class A	January 31, 2012(1)	2011	2010

Sales	2,666,923	23,535,442	10,148,854
Issued to shareholders electing to receive payments of distributions in Fund shares	172,813	172,536	45,885
Redemptions	(2,426,681)	(5,892,424)	(4,840,686)
Issued in connection with tax-free reorganization (see Note 12)	—	—	3,405,956

Net increase	413,055	17,815,554	8,760,009

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Notes to Financial Statements — continued

	Period Ended	Year Ended October 31,
Class C	January 31, 2012(1)	2011	2010

Sales	85,299	702,397	577,385
Issued to shareholders electing to receive payments of distributions in Fund shares	448	4,757	1,683
Redemptions	(137,142)	(506,434)	(467,599)

Net increase (decrease)	(51,395)	200,720	111,469

	Period Ended	Year Ended October 31,
Class I	January 31, 2012(1)	2011	2010

Sales	21,980,409	52,218,449	48,396,655
Issued to shareholders electing to receive payments of distributions in Fund shares	1,022,610	773,504	361,144
Redemptions	(14,360,853)	(23,488,502)	(12,531,487)

Net increase	8,642,166	29,503,451	36,226,312

(1)	For the three months ended January 31, 2012.

For the years ended October 31, 2011 and October 31, 2010, the Fund received $7,342 and $178,057, respectively, in redemption fees.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,372,807,339

Gross unrealized appreciation	$381,336,321
Gross unrealized depreciation	(258,441,408)

Net unrealized appreciation	$122,894,913

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the three months ended January 31, 2012 and year ended October 31, 2011.

10 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Notes to Financial Statements — continued

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$29,889,014	$970,866,610		$394,035	$1,001,149,659
Emerging Europe	15,208,156	430,093,734		10,619	445,312,509
Latin America	501,503,418	—		—	501,503,418
Middle East/Africa	12,471,884	489,969,835		649,651	503,091,370

Total Common Stocks	$559,072,472	$1,890,930,179	*	$1,054,305	$2,451,056,956

Corporate Bonds	$—	$26,173		$—	$26,173
Equity-Linked Securities	—	20,162,569		—	20,162,569
Investment Funds	—	2,169,522		—	2,169,522
Rights	—	0		—	0
Short-Term Investments	—	22,287,032		—	22,287,032

Total Investments	$559,072,472	$1,935,575,475		$1,054,305	$2,495,702,252

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of October 31, 2011	$932,731
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	(42,582)
Cost of purchases	—
Proceeds from sales	—
Accrued discount (premium)	—
Transfers to Level 3**	164,156
Transfers from Level 3	—

Balance as of January 31, 2012	$1,054,305

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2012*	$(42,582)

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 1 and Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Notes to Financial Statements — continued

At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the three months then ended was not significant.

12 Reorganization

As of the close of business on September 24, 2010, the Fund acquired the net assets of Eaton Vance Emerging Markets Fund (Emerging Markets Fund) pursuant to a plan of reorganization approved by the shareholders of Emerging Markets Fund. The acquisition was accomplished by a tax-free exchange of 3,405,956 shares of Class A of the Fund (valued at $50,476,946) for the 2,044,212 shares of Class A and 561,782 shares of Class B of the Emerging Markets Fund, each outstanding on September 24, 2010. In conjunction with the reorganization, the Emerging Markets Fund received its pro rata share of cash and securities from the Emerging Markets Portfolio in a complete liquidation of its 99.9% interest therein. The investment portfolio of Emerging Markets Portfolio, with a fair value of $34,060,510 and identified cost of $26,838,935 was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Emerging Markets Portfolio was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $1,616,648,886. The net assets of Emerging Markets Fund at that date of $50,476,946, including $7,660,713 of accumulated net realized losses and $7,136,741 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $1,667,125,832. Assuming the acquisition had been completed on November 1, 2009, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended October 31, 2010 are as follows:

Net investment income	$14,529,356
Net realized gains	$9,874,746
Net increase in net assets from operations	$329,419,800

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of Emerging Markets Fund since September 24, 2010, through the period ended October 31, 2010.

13 Fiscal Year-End Change

Effective November 1, 2011, the fiscal year-end of the Fund was changed from October 31 to January 31.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Parametric Structured Emerging Markets Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Parametric Structured Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2012, and the related statements of operations for the three month period ended January 31, 2012 and for the year ended October 31, 2011, the statements of changes in net assets for the three month period ended January 31, 2012 and for each of the two years in the period ended October 31, 2011, and the financial highlights for the three month period ended January 31, 2012 and each of the five years in the period ended October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Parametric Structured Emerging Markets Fund as of January 31, 2012, the results of its operations for the three month period ended January 31, 2012 and for the year ended October 31, 2011, the changes in its net assets for the three month period ended January 31, 2012 and for each of the two years in the period ended October 31, 2011, and the financial highlights for the three month period ended January 31, 2012 and for each of the five years in the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 19, 2012

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and the foreign tax credit.

Qualified Dividend Income. The Fund designates approximately $3,619,084, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2012 ordinary income dividends, 2.34% qualifies for the corporate dividends received deduction.

Foreign Tax Credit. The Fund paid foreign taxes of $469,285 and recognized foreign source income of $6,378,471.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 181 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 181 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

Management and Organization — continued

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Parametric Structured Emerging Markets Fund

January 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2774-3/12	SEMSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management

Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance Parametric Structured International Equity Fund and Eaton Vance Parametric Structured Emerging Markets Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 33 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.
The following table presents the aggregate fees billed to each Fund for the Fund’s fiscal year ended January 31, 2011, the fiscal year ended January 31, 2012 (for Eaton Vance Parametric Structured International Equity Fund), and the fiscal year ended October 31, 2011, and the fiscal period from November 1, 2011 to January 31, 2012 (for Eaton Vance Parametric Structured Emerging Markets Fund ) by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Parametric Structured International Equity Fund
Fiscal Years Ended	1/31/11	1/31/12

Audit Fees	$21,550	$21,750

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$11,500	$11,620

All Other Fees(3)	$500	$1,200

Total	$33,550	$34,570

Eaton Vance Parametric Structured Emerging Markets Fund
Fiscal Years Ended	10/31/11	1/31/12*

Audit Fees	$71,070	$66,550

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$11,500	$13,800

All Other Fees(3)	$3,200	$900

Total	$85,770	$81,250

*	Recently changed fiscal year end from October 31 to January 31. Fees presented are for the fiscal period from November 1, 2011 to January 31, 2012.

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends* (January 31, September 30, October 31, November 30 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	10/31/10	12/31/10	1/31/11**	9/30/11	10/31/11	12/31/11	1/31/12

Audit Fees	$527,835	$90,920	$21,550	$31,865	$522,885	$135,300	$88,300

Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0

Tax Fees(2)	$258,500	$27,000	$11,500	$15,580	$250,180	$51,570	$25,420

All Other Fees(3)	$28,500	$4,900	$500	$600	$22,300	$1,500	$2,100

Total	$814,835	$122,820	$33,550	$48,045	$795,365	$188,370	$115,820

*	Information is not presented for fiscal years ended 1/31/10, 9/30/10, 11/30/10 or 11/30/11, as no Series in the Trust with such fiscal year ends were in operation during those periods.

**	Series commenced operations on April 1, 2010.

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*
	10/31/10	12/31/10	1/31/11**	9/30/11	10/31/11	12/31/11	1/31/12

Registrant(1)	$287,000	$31,900	$12,000	$16,180	$272,480	$53,070	$27,520

Eaton Vance(2)	$278,901	$250,973	$205,107	$226,431	$226,431	$334,561	$414,561

*	Information is not presented for fiscal years ended 1/31/10, 9/30/10, 11/30/10 or 11/30/11, as no Series in the Trust with such fiscal year ends were in operation during those periods.

**	Series commenced operations on April 1, 2010.

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.

(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 19, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 19, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 19, 2012